HART LIFE INSURANCE COMPANY
 VARIABLE LIFE INSURANCE
HART LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO
P. O. BOX 2999                               Modified Single Premium
HARTFORD, CT  06104-2999                     Variable Life Insurance Policies
TELEPHONE (800) 862-6668

This Prospectus describes information you should know before you purchase Hart Life Insurance Company Variable Life Insurance. Please read it carefully.

Hart Life Insurance Company Variable Life Insurance is a contract between you and Hart Life Insurance Company where you agree to make payments to us and we agree to pay a death benefit to your beneficiaries. It is a modified single premium variable life insurance policy. It is:

X Modified single premium, because you pay one large single payment, and under certain circumstances you may add payments.
X Variable, because the value of your life insurance policy will fluctuate with the performance of the stock market.

After purchase, you allocate your payments to "sub-accounts" or subdivisions of our separate account, an account that keeps your life insurance policy assets separate from our company assets. These sub-accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style. The sub-accounts and the funds are listed below:

- Hartford Bond HLS Fund Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.

- Hartford High Yield HLS Fund Sub-Account which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.


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                                         7

- Hartford Index HLS Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.

- Hartford Money Market HLS Fund Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.

- Hartford Mortgage Securities HLS Fund Sub-Account that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commissions' website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:
-    a bank deposit or obligation
-    federally insured
-    endorsed by any bank or governmental agency
-    available for sale in all states

Prospectus Dated: May 1, 2000
Revised Effective: May 11, 2000

                                 TABLE OF CONTENTS
                                 -----------------

                                                                           PAGE
                                                                           ----

  SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
  ABOUT US . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
  Hart Life Insurance Company. . . . . . . . . . . . . . . . . . . . . . . 16
  The Separate Account . . . . . . . . . . . . . . . . . . . . . . . . . . 16
  The Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
  YOUR POLICY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
  Application. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
  Allocation of Premiums . . . . . . . . . . . . . . . . . . . . . . . . . 20
  Accumulation Unit Values . . . . . . . . . . . . . . . . . . . . . . . . 21
  DEDUCTIONS AND CHARGES . . . . . . . . . . . . . . . . . . . . . . . . . 21
  Chart of Deduction and Charges . . . . . . . . . . . . . . . . . . . . . 22
  Cost of Insurance. . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
  Administrative Charge. . . . . . . . . . . . . . . . . . . . . . . . . . 24
  Annual Maintenance Fee . . . . . . . . . . . . . . . . . . . . . . . . . 24
  Surrender Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
  Your Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
        Option 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
        Option 2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
  Other Deductions or Charges. . . . . . . . . . . . . . . . . . . . . . . 27
  POLICY BENEFITS AND RIGHTS . . . . . . . . . . . . . . . . . . . . . . . 27
  Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  Account Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
  Transfer of Account Value. . . . . . . . . . . . . . . . . . . . . . . . 28
  Policy Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
  Amount Payable on Surrender of the Policy. . . . . . . . . . . . . . . . 30
  Partial Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
  Benefits at Maturity . . . . . . . . . . . . . . . . . . . . . . . . . . 31
  Lapse and Reinstatement. . . . . . . . . . . . . . . . . . . . . . . . . 31
  Cancellation and Exchange Rights . . . . . . . . . . . . . . . . . . . . 31
  Suspension of Valuation, Payments and Transfers  . . . . . . . . . . . . 32
  LAST SURVIVOR POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . 32
  OTHER MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
  Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
  Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
  Limit on Right to Contest. . . . . . . . . . . . . . . . . . . . . . . . 34
  Misstatement as to Age and Sex . . . . . . . . . . . . . . . . . . . . . 34
  Settlement Provisions. . . . . . . . . . . . . . . . . . . . . . . . . . 34
  Beneficiary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37
  Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37

  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37
  EXECUTIVE OFFICERS AND DIRECTORS . . . . . . . . . . . . . . . . . . . . 37
  HOW WE SELL OUR POLICY . . . . . . . . . . . . . . . . . . . . . . . . . 39
  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS . . . . . . . . . . . . . . 40
  FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . 41
  General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
  Taxation of Hartford and the Separate Account. . . . . . . . . . . . . . 41
  Income Taxation of Policy Benefits . . . . . . . . . . . . . . . . . . . 41
  Last Survivor Policies . . . . . . . . . . . . . . . . . . . . . . . . . 42
  Modified Endowment Policies. . . . . . . . . . . . . . . . . . . . . . . 42
  Estate and Generation Skipping Taxes . . . . . . . . . . . . . . . . . . 43
  Diversification Requirements . . . . . . . . . . . . . . . . . . . . . . 43
  Ownership of the Assets in the Separate Account. . . . . . . . . . . . . 44
  Tax Deferral During Accumulation Period  . . . . . . . . . . . . . . . . 45
  Life Insurance Purchased for Use in Split Dollar Arrangements. . . . . . 45
  Federal Income Tax Withholding . . . . . . . . . . . . . . . . . . . . . 46
  Non-Individual Ownership of Policies . . . . . . . . . . . . . . . . . . 46
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 46
  Life Insurance Purchases by Nonresident Aliens and Foreign Corporations. 46
  LEGAL PROCEEDINGS. . . . . . . . . . . . . . . . . . . . . . . . . . . . 46
  LEGAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 47
  EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
  REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . . . . 48
  APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK . . 49
  APPENDIX B -- ILLUSTRATIONS OF BENEFITS. . . . . . . . . . . . . . . . . 52

                                   SPECIAL TERMS
                                   -------------

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount that can be withdrawn in any Policy Year before we charge you a surrender charge.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

ATTAINED AGE:  The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE:  The Cash Value less all Indebtedness.

CASH VALUE: The Account Value less any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE:  The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT:  The Death Benefit less the Account Value.

DEATH BENEFIT:  The greater of (1) the Face Amount specified in the Policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.

DEATH PROCEEDS: The amount that Hart Life will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.

DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the Policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

FUNDS: The registered management investment companies in which assets of the Separate Account may be invested.

GUIDELINE SINGLE PREMIUM:  The "Guideline Single Premium" as defined in
Section 7702 of the Code.

HART OR US:  Hart Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: All monies owed to Hart Life by the Policy Owner, including all outstanding loans on the Policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED:  The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in Hart Life's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.

POLICY: The Policy is the individual Policy and any endorsements or riders. If you are enrolled under a group Policy, the Policy is a certificate.

POLICY ANNIVERSARY:   The anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are measured.

POLICY LOAN RATE: The interest rate charged on Policy loans.

POLICY OWNER OR YOU: The owner of the Policy

POLICY OWNER OPTIONS: You may elect one of two options offered by Hart Life to pay Mortality and Expense Risk charges and certain tax related charges. You must elect the option at the time the Policy is issued and the option cannot be changed once the Policy is issued. The following options are available:

     OPTION 1: ASSET BASED CHARGES: Under this option you elect to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond; a Tax Expense charge that is also deducted monthly at an annual rate of .40% for the first 10 Policy Years and an Unamortized Tax charge that is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges- Policy Owner Options - Unamortized Tax Charge." See "Deductions and Charges - Policy Owner Options."

     OPTION 2: FRONTED CHARGES: Under this option you elect to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond and a Tax Expense charge that is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%. This option is not available in all states. See "Deductions and Charges - Policy Owner Options."

POLICY YEAR: The twelve months between Policy Anniversaries.

SEPARATE ACCOUNT: For this life insurance policy, the separate acccount is Alpine Life Insurance Company Separate Account Two.

SUB-ACCOUNT:  The subdivisions of the Separate Account.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                                      SUMMARY
                                      -------

HOW DO I PURCHASE THE LIFE INSURANCE POLICY?

You apply for life insurance by completing an application. If you are between the age of 35 and 80, you may be eligible for simplified underwriting without a medical examination. If you are accepted, you pay one large single premium. Under certain circumstances you may be able to add additional premiums.

For a limited time, at least 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period is provided in certain cases.

WHAT IS THE DEATH BENEFIT?

You designate a beneficiary who will receive the death benefit if you die while the policy is in force. The policy pays a minimum death benefit, called the "face amount." The actual death benefit may be larger than the face amount if the underlying investments of the policy perform well.

DOES THE POLICY HAVE CASH VALUES?

Yes. The value of your life insurance policy will fluctuate with the performance of the underlying investments. You may transfer amounts among your investment options, subject to restrictions.

WHAT TYPE OF SURRENDER CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your policy. We may charge you deferred sales charge when you terminate or withdraw amounts invested in your policy. We assess a surrender charge on amounts withdrawn that exceed 10% of the total amounts you have paid into your policy if these amounts have been in your policy for less than seven years. The surrender charge is applied to amounts withdrawn that exceed 10% of the total amounts paid in and will depend on the length of time the payment you made has been in your policy. If the amount you paid has been in your policy:

X    For less than three years, the charge is 7.5%.
X    For more than three years and less than five years, the charge is 6%.
X    For more than five years and less than seven years, the charge is 4%.
X    For more than seven years and less than nine years, the charge is 2%

You won't be charged a surrender charge on:
X    Payments that have been in your policy for more than nine years.
X    distributions made due to death

X    most payments we make to you as part of an annuity option

See "Surrender Charge" for a complete description of how sales charges are assessed.

WHAT INSURANCE CHARGES ARE ASSESSED UNDER THE POLICY?


We will deduct an amount from your policy each month to cover certain charges. These charges include a cost of insurance charge, a tax expense charge under Option 1, an administrative charge and a mortality and expense risk charge. If your policy is worth less than $50,000, or if you terminate your policy, we will deduct an annual maintenance fee of $30.

You may choose to pay these charges under one of two options. Once chosen, you cannot change your option:

     UNDER OPTION 1:

X We will deduct a mortality and expense risk charge each month at an annual rate of .90% during the first 10 years of your policy, and thereafter at an annual rate of .50%.
X We will deduct a tax expense charge each month at an annual rate of .40% during the first 10 years of your policy.
X We will deduct an unamortized tax charge during the first 9 years on withdrawals, according to a schedule of rates described in "Deductions and Charges- Policy Owner Options - Unamortized Tax Charge."

     UNDER OPTION 2: (May not be available in all states)

X We will deduct a mortality and expense risk charge each month at an annual rate of .65% during the first 10 years of your policy, and thereafter at an annual rate of .50%.
X We will deduct a tax expense charge from your premium at an annual rate of 4.0%.

WHAT FEES DO I PAY TO THE UNDERLYING INVESTMENT PORTFOLIOS?


                         ANNUAL FUND OPERATING EXPENSES
                         (as a percentage of net assets)

----------------------------------------------------------------------------------------------------------------
                                             Management                 Other Expenses             Total Fund
                                             Fees (before any           (before any expense        Operating
                                             fee waivers)               reimbursements)            Expenses
----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                0.49%                     0.03%                0.52%

----------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                          0.66%                     0.06%                0.72%

----------------------------------------------------------------------------------------------------------------



Hartford Index HLS Fund                               0.40%                     0.03%                0.43%

----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                        0.45%                     0.02%                0.47%

----------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                 0.45%                     0.03%                0.48%

----------------------------------------------------------------------------------------------------------------

CAN I TAKE OUT ANY OF MY MONEY?

X You may withdraw all or part of amounts available in your policy at any time.
X Each year you may withdraw up to 10% of your payments without having to pay a surrender charge.

You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a tax penalty.

You may choose to convert your surrender into one of our payment options, without a surrender charge.

MAY I TAKE A LOAN ON THE POLICY?


Yes. The policy provides for two types of cash loans. The policy secures the loans. Loans may not exceed 90% of the policy's cash value.


IS IT POSSIBLE FOR THE POLICY TO TERMINATE?


Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges and fees. If this occurs, Alpine will notify you in writing. You will then have a 61-day grace period in order for you to pay additional amounts to prevent the policy from terminating.


WHAT ABOUT TAXES?


Under current tax law, your beneficiaries will receive the death benefit free of federal income tax. However, you will subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax.



                                      ABOUT US
                                      --------

                             HART LIFE INSURANCE COMPANY

HART LIFE INSURANCE COMPANY ("Hart Life") (formerly known as Alpine Life Insurance Company) is a stock life insurance company engaged in the business of writing life insurance in all states of the United States and the District of Columbia. Hart Life was originally incorporated under the laws of New Jersey on July 9, 1965. Hart Life will be Redomesticated to the State of Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 5085, Hartford, CT 06104-5085. Hart Life is ultimately controlled by Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                THE SEPARATE ACCOUNT

Separate Account Two ("Separate Account") is a separate account of Hart Life established on September 1, 1998 pursuant to the insurance laws of the State of Connecticut and it is organized as a unit investment trust registered with the Securities and Exchange
Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law.
Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hart Life may conduct.

                                    THE FUNDS

Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Each Hartford HLS Fund, except for Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford High Yield HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this product.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD BOND HLS FUND - Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

HARTFORD HIGH YIELD HLS FUND - Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND - Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

HARTFORD MONEY MARKET HLS FUND - Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND - Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

ADMINISTRATIVE SERVICES - Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

*"STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

                                    YOUR POLICY
                                    -----------
APPLICATION

If you wish to purchase a Policy, you must submit an application to Hart Life. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Hart Life. Acceptance is subject to Hart Life's underwriting rules and Hart Life reserves the right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN

YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HART LIFE. No change in the terms or conditions of a Policy will be made without your consent.

The Policy will be effective on the Policy Date only after Hart Life has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, E.G., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").

If the Coverage Amount is over then current limits established by Hart Life, the initial payment will not be accepted with the application. In other cases where Hart Life receives the initial payment with the application, Hart Life will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by Hart Life. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery, Hart Life will require a sufficient payment to place the insurance in force.

PREMIUMS

The Policy permits you to pay a large single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. Hart Life may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hart Life will accept is $10,000. Hart Life may accept less than $10,000 under certain circumstances. Premium which does not meet the tax qualification guidelines for life insurance under the Code will not be applied to the Policy.

ALLOCATION OF PREMIUMS

Within three business days of receipt of a completed application and the initial premium payment at Hart Life's Home Office, Hart Life will allocate the entire premium payment to the Hartford Money Market Sub-Account. After the expiration of the right to cancel period, the Account Value in Hartford Money Market Sub-Account will be allocated among the Funds in whole percentages to purchase Accumulation Units in the applicable Sub-Accounts as you direct in the application.

Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by you or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Sub-Account) will be determined first by multiplying the premium payment by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the premium payment.

ACCUMULATION UNIT VALUES

The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See, also, "Policy Benefits and Rights -- Account Value."

All valuations in connection with a Policy, E.G., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hart Life at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


                               DEDUCTIONS AND CHARGES
                               ----------------------

The deduction or charges associated with this Policy are subtracted, depending on the type of deduction or charge, from Premium payments as they are made, upon surrender or partial surrender of the Policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from Premium payments before allocations to the Sub-Accounts are made. Monthly Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a Policy. Each Deduction Amount will be subtracted pro rata from each Sub-Account such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights -- Lapse and Reinstatement."

The Policy Owner may elect one of two options offered by Hart Life to pay the Mortality and Expense Risk charge, the Tax Expense charge and any Unamortized Tax charge. Once selected, the option may not be changed. Option 2 may not be available in all states.

The following chart illustrates the charges and deductions associated with this Policy. For a more detailed discussion see the descriptions below:




-------------------------------------------------------------------------------
DEDUCTION OR          DEDUCTED FROM ALL   WHEN DEDUCTION IS   AMOUNT DEDUCTED
CHARGE                POLICIES            MADE
-------------------------------------------------------------------------------
Cost of Insurance            Yes               Monthly       Individualized
                                                             depending on age,
                                                             sex and other
                                                             factors
-------------------------------------------------------------------------------
 Administrative              Yes               Monthly       .25% of amounts
 Charge                                                      allocated to the
                                                             Separate Account
-------------------------------------------------------------------------------
 Annual Maintenance  Only Policies with  On the Policy       $30.00
 Fee                 an Account Value    Anniversary Date
                     of less than        or upon surrender
                     $50,000 on the      of the Policy
                     Policy Anniversary
                     Date or date of
                     surrender
-------------------------------------------------------------------------------
 Surrender Charge    Yes                 Upon surrender or   A percentage of
                                         partial surrender   the amount
                                         of the Policy       surrendered,
                                                             depending on the
                                                             Policy Year, which
                                                             is attributable to
                                                             premiums paid
-------------------------------------------------------------------------------
 Tax Expense Charge          Yes         Under Option 1:     Under Option 1:
                                         Monthly             .40% of Account
                                                             Value for Policy
                                         Under Option 2:     Years 1-10
                                         Receipt of premium
                                         payment             Under Option 2: 4%
                                                             of each premium
                                                             payment in all
                                                             Policy Years
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Mortality and               Yes              Monthly        Under Option 1:
 Expense Risk                                                .90% of Account
 Charge                                                      Value in Policy
                                                             Years 1-10 and
                                                             .50% for Policy
                                                             Years 11 and
                                                             beyond.

                                                             Under Option 2:
                                                             .65% of Account
                                                             Value in Policy
                                                             Years 1-10 and
                                                             .50% for Policy
                                                             years 11 and
                                                             beyond
-------------------------------------------------------------------------------
 Unamortized Tax     No, only under      Upon surrender or   A percentage of
 Charge              Option 1            partial surrender   the Account Value
                                         of the Policy       depending on the
                                                             Policy Year the
                                                             surrender takes
                                                             place.
-------------------------------------------------------------------------------

COST OF INSURANCE CHARGE: The cost of insurance charge covers Hart Life's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid at issue. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For policies eligible for simplified underwriting, standard risks have a guaranteed cost of insurance rate of 125% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table through age 90, grading down to 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table at age 100 (age last birthday). For policies not eligible for simplified underwriting, standard risks have a guaranteed cost of insurance of 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hart Life reserves the right to use rates less than those shown in the Table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table (age last birthday). The multiple will be based on the Insured's substandard rating.

The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Death Benefit less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates. The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights -- Death Benefit.")

Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

ADMINISTRATIVE CHARGE: Hart Life will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.25%. This charge compensates Hart Life for administrative expenses incurred in the administration of the Separate Account and the Policies.

ANNUAL MAINTENANCE FEE

If the Account Value on a Policy Anniversary or on the date the Policy is surrendered is less than $50,000, Hart Life will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hart Life for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hart Life incurs in providing administrative services under the Policies. Hart Life reserves the right to waive the Annual Maintenance Fee under certain conditions.

SURRENDER CHARGE

Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy
Years 6 through 7, this charge is 4%.   In Policy Years 8 through 9, this
charge is 2%.  After
the ninth Policy Year, there is no charge.

In determining the Surrender Charge and any Unamortized Tax charge discussed below, any surrender or partial surrender during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a surrender of the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by Hart Life in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights -- Amount Payable on Surrender of the Policy."

YOUR OPTIONS

In addition to the deductions and charges described above, you, at the time the Policy is issued, will elect one of two options described below to pay charges relating to certain taxes and mortality and expense risk charges. The option you select may affect Policy Value.

     OPTION 1:  ASSET-BASED CHARGES:  Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE: Hart Life will deduct monthly from the Account Value attributable to the Separate Account for Policy Years 1 through 10 a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hart Life assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50% for the mortality risks and expense risks Hart Life assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hart Life also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hart Life receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hart Life may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

TAX EXPENSE CHARGE: Hart Life will deduct monthly from the Account Value a charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hart Life for premium taxes imposed by various states and local jurisdictions and for the cost of the capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 costs of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hart Life's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hart Life does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Alpine for approximate expenses incurred under Section 848 of the Code.

UNAMORTIZED TAX CHARGE: Under this option, during the first nine Policy Years, an Unamortized Tax charge will be imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of Account Value, at the end of each Policy Year:

   POLICY
    YEAR                 RATE
   ------                ----
     1                   2.25%
     2                   2.00%
     3                   1.75%
     4                   1.50%
     5                   1.25%
     6                   1.00%
     7                   0.75%
     8                   0.50%
     9                   0.25%
     10+                 0.00%

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

     OPTION 2:  FRONTED CHARGES:  Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE: In Policy Years 1 through 10, Hart Life will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.65% for the mortality risks and expense risks Hart Life assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hart Life also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hart Life receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hart Life may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

TAX EXPENSE CHARGE: Hart Life will deduct from Premium payments a tax expense charge equal to an annual rate of 4.0% for all Policy Years. This charge compensates Hart Life for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 2.5% and a Section 848 cost of 1.5%. The premium tax deduction approximates Hart Life's average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than

4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hart Life does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hart Life for approximate expenses incurred under
Section 848 of the Code.

This Option may not be available in all states.

OTHER DEDUCTIONS OR CHARGES

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

TAXES CHARGED AGAINST THE SEPARATE ACCOUNT

Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hart Life may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                             POLICY BENEFITS AND RIGHTS

DEATH BENEFIT

While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or
(2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount.

     EXAMPLES:

-----------------------------------------------------------------------------
                                            A                    B
-----------------------------------------------------------------------------
     Face Amount                        $100,000            $100,000
-----------------------------------------------------------------------------
     Insured's Age                         40                  40
-----------------------------------------------------------------------------
     Account Value on Date of Death      $46,500             $34,000
-----------------------------------------------------------------------------
     Specified Percentage                  250%                250%
-----------------------------------------------------------------------------

In Example A, the Death Benefit equals $116,250, I.E., the greater of
$100,000 (the Face Amount) or $116,250 (the Account Value at the Date of
Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which Hart Life would pay to the beneficiary.

In Example B, the death benefit is $100,000, I.E., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Settlement Provisions."

ACCOUNT VALUE

The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy -- Accumulation Unit Values."

TRANSFER OF ACCOUNT VALUE

While the Policy remains in force, and subject to Hart Life's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hart Life reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-862-6668. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hart Life and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hart Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hart Life may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hart Life follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded. Hart Life will send the Policy Owner a confirmation of the transfer within five days from the date of any instruction. IT IS THE RESPONSIBILITY OF THE POLICY OWNER TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE ALPINE

OF ANY INACCURACIES WITHIN 30 DAYS OF RECEIPT OF THE CONFIRMATION.

Hart Life may modify the right to reallocate Account Value among the Sub-Accounts if Hart Life determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hart Life considers to be disadvantageous to other Policy Owners.

As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hart Life receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hart Life receives the transfer request.

POLICY LOANS

While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hart Life. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed, at the time a loan is requested, 90% of the Cash Value.

The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan."
 For exchanges which take place according to IRC Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hart Life will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hart Life's receipt of the loan request.

If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any Surrender Charges and due and unpaid Deduction Amount, Hart Life will give written notice to the Policy Owner that, unless Hart Life receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights -- Lapse and Reinstatement."

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY

While the Policy is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, you will receive the Cash Surrender Value determined as of the day Hart Life receives your written request or the date you request whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. Hart Life will pay the Cash Surrender Value of the Policy within seven days of receipt by Hart Life of the written request or on the effective surrender date you request, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a payment option (see "Other Matters -- Settlement Provisions." ), the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts withdrawn from payment Option 1, Option 5 or Option 6 will be subject to any applicable Surrender Charge.

PARTIAL SURRENDERS

While the Policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal

Hart Life's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrender will be deducted pro rata from each Sub-Account, unless you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account
Value due to the partial surrender. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to the Surrender Charge and any Unamortized Tax charges. See "Deductions and Charges --Surrender Charge," and "Deductions and Charges -- Policy Owner Option 1." For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations."

BENEFITS AT MATURITY

If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hart Life, Hart Life will pay you the Cash Surrender Value. In such case, the Policy will terminate and Hart Life will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits.")

LAPSE AND REINSTATEMENT

The Policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. Hart Life will notify you of the deficiency in writing and will provide a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due as well as three. The notice will indicate the amount that must be paid.

The Policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period.
If the person insured under the Policy dies during the grace period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights -- Death Benefit."

If the Policy lapses, you may apply for reinstatement of the Policy by payment of the reinstatement premium shown in the Policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hart Life will require repayment of the loan before permitting reinstatement. In addition, Hart Life reserves the right to require evidence of insurability satisfactory to Hart Life.

CANCELLATION AND EXCHANGE RIGHTS

You have a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hart Life or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to you (a longer free-look period is provided in certain cases), Hart Life will return to you, within seven days, the greater of premiums paid for the Policy less Indebtedness or the sum of (1) the Account Value less any Indebtedness on the date the returned Policy is received by Hart Life or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.

Once the Policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance Policy offered by Alpine (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new Policy will have, at your election, either the same Coverage Amount as under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS

Hart Life will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency, as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.


                               LAST SURVIVOR POLICIES
                               ----------------------

The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

     1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix B."

     2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.

     3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.

     4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

     5. Additional tax disclosures applicable to last survivor Policies are provided in "Federal Tax Considerations."

                                   OTHER MATTERS
                                   -------------

VOTING RIGHTS

In accordance with its interpretation of presently applicable law, Hart Life will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hart Life will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (I.E., shares owned by Hart Life) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hart Life's present interpretation should change and, as a result, Hart Life determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account, the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Policy Benefits and Rights -- Policy Loans.") will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.

Hart Life may, when required by state insurance regulatory authorities, disregard Policy Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory Policy for the Funds.

In addition, Hart Life itself may disregard Policy Owners' voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hart Life reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If
Alpine does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

STATEMENTS

Hart Life will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hart Life will send you a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST

Hart Life may not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX

If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.

SETTLEMENT PROVISIONS

The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hart Life's settlement options. The minimum amount that may be applied under a payment option is $5,000, unless Hart Life consents to a lesser amount. UNDER PAYMENT OPTIONS 2, 3 AND 4, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS COMMENCE. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM PAYMENT OPTION 1, OPTION 5, OR OPTION 6, BUT CHECK WITH YOUR TAX ADVISOR BECAUSE THERE MAY BE ADVERSE TAX CONSEQUENCES.

Hart Life will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The following options are available under the Policies (Hart Life may offer other payment options):

Option 1:  Interest Income

This option offers payments of interest, at the rate Hart Life declares, on the amount applied under his option. The interest rate will never be less than 3 1/2% per year.

Option 2:  Life Annuity

A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

Option 3:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hart Life.

Option 4:  Joint and Last Survivor Annuity

An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hart Life, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

Option 5:  Payments for a Designated Period

An amount payable monthly for the number of years selected, which may be from five to 30 years.

In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hart Life.

Option 5 is an option that does not involve life contingencies.

Option 6:  Policy Proceeds Settlement Option

Proceeds from the Death Benefit left with Hart Life. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

VARIABLE AND FIXED ANNUITY PAYMENTS: When an Annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

VARIABLE ANNUITY: The Policy contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policy.

The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hart Life) which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.

Alpine will make any other arrangements for income payments as may be agreed on.

BENEFICIARY

You name the beneficiary in the application for the Policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to you if living; otherwise to your estate.

ASSIGNMENT

The Policy may be assigned as collateral for a loan or other obligation. Hart Life is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Policies.


                          EXECUTIVE OFFICERS AND DIRECTORS

-------------------------------------------------------------------------------------------------------------------
                                                                    OTHER BUSINESS PROFESSION, VOCATION OR
                              POSITION WITH HART, YEAR OF           EMPLOYMENT FOR PAST FIVE YEARS; OTHER
NAME                          ELECTION                              DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Mary Jane Fortin              Vice President & Chief Accounting     Vice President & Chief Accounting
                              Officer,1998                          Officer, (1998 - Present), Hartford Life
                                                                    Insurance Company; Vice President & Chief
                                                                    Accounting Officer, (1998 Present), Hartford
                                                                    Life & Annuity Insurance Company; Vice
                                                                    President & Chief Accounting Officer, (1998
                                                                    Present), Servus Life Insurance Company
                                                                    of America; Chief Accounting Officer (1997 -
                                                                    Present), Hartford Life, Inc.; Director,
                                                                    Finance (1995 - 1997), Value Health, Inc.;
                                                                    Senior Manager (1993 - 1995), Coopers and
                                                                    Lybrand; Audit Manager (1993 - 1996) Arthur
                                                                    Andersen & Co.
-------------------------------------------------------------------------------------------------------------------
David T. Foy                  Senior Vice President & Treasurer,    Senior Vice President (1998-present),
                              1998                                  Vice President (1998), Assistant Vice
                              Director, 1999 *                      President (1995-1998), Hartford; Senior
                                                                    Vice President (1998-Present), Hartford
                                                                    Life and Accident Insurance Company;
                                                                    Director, Strategic Planning Corporate
                                                                    Finance (1995-1996), IA Product
                                                                    Development (1994-1995), Hartford;
                                                                    Various Actuarial Roles (1989-1993,
                                                                    Milliman & Robertson
-------------------------------------------------------------------------------------------------------------------
Lynda Godkin                  Senior Vice President, 1995           Associate General Counsel (1995-1996);
                              General Counsel, & Corporate          Assistant General Counsel and Secretary
                              Secretary,                            (1994-1995); Counsel (1990-1994),
                              Director                              Hartford; Director (1997-Present);
                                                                    Senior Vice President (1997-Present);
                                                                    General Counsel (1996-Present); Corporate
                                                                    Secretary (1995-Present); Associate General
                                                                    Counsel (1995-1996); Assistant General
                                                                    Counsel and Secretary (1994-1995); Counsel
                                                                    (1990-1994), Hartford Life and Accident
                                                                    Insurance Company; Vice President and
                                                                    General Counsel (1997 - Present), Hartford
                                                                    Life, Inc.


                                         38

-------------------------------------------------------------------------------------------------------------------
Thomas M. Marra               Director, 1998                        Senior Vice President (1994-1995); Vice
                                                                    President (1989-1994); Actuary (1987-1995),
                                                                    Hartford; Director (1994-Present); Executive
                                                                    Vice President (1995-Present); Senior
                                                                    Vice President (1994-1995); Director,
                                                                    Individual Life and Annuity Division
                                                                    (1994-Present); Actuary (1987-1997), Hartford
                                                                    Life and Accident Insurance Company; Executive
                                                                    Vice President, Individual Life and Annuities
                                                                    (1997-Present), Hartford Life, Inc.
-------------------------------------------------------------------------------------------------------------------
Craig R. Raymond              Senior Vice President & Chief         Vice President (1993-1997); Assistant
                              Actuary, 1994                         Vice President (1992-1993); Actuary
                                                                    (1990-1994), Hartford; Senior Vice
                                                                    President (1997-Present); Chief Actuary
                                                                    (1995-Present); Vice President (1993-1997);
                                                                    Actuary (1990-1995), Hartford Life and
                                                                    Accident Insurance Company; Vice President
                                                                    and Chief Actuary (1997-Present), Hartford
                                                                    Life, Inc.
-------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith              President, 1994,                      Chief Operating Officer (1989-1997),
                              Chief Executive Officer,              Hartford; Director (1981-Present);
                              Director                              President (1989-Present); Chief
                                                                    Executive Officer (1997-Present);
                                                                    Chief Operating Officer (1989-1997),
                                                                    Hartford Life and Accident Insurance
                                                                    Company; Chief Executive Officer and
                                                                    President and Director (1997-Present),
                                                                    Hartford Life, Inc.
-------------------------------------------------------------------------------------------------------------------
David M. Znamierowski         Senior Vice President, Chief          Vice President (1997), Hartford;
                              Investment Officer and Director,      Director (1998-Present) Senior Vice
                              1994                                  President (1997-Present), Hartford Life
                                                                    and Accident Insurance Company; Vice
                                                                    President, Investment Strategy (1997-Present),
                                                                    Hartford Life, Inc.; Vice President, Investment
                                                                    Strategy & Policy (1991-1996), Aetna Life
                                                                    and Casualty.
-------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

--------------------
*Denotes date of election to Board of Directors.

HOW WE SELL OUR POLICY
----------------------

Hart Life intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hart Life and who are registered representatives of Hartford Securities Distribution Company, Inc. ("HSD") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hart Life. The principal business address of HSD is the same as that of Hart Life.

The following table shows officers and directors of HSD:

 NAME AND PRINCIPAL BUSINESS ADDRESS            POSITIONS AND OFFICES
 -----------------------------------            -----------------------

 David A. Carlson                         Vice President
 Peter W. Cummins                         Senior Vice President
 David T. Foy                             Director
 Lynda Godkin                             Senior Vice President, General
                                          Counsel and Corporate Secretary
 George R. Jay                            Controller
 Robert A. Kerzner                        Executive Vice President
 Thomas M. Marra                          Executive Vice President, Director
 Paul E. Olson                            Supervising Registered Principal
 Lowndes A. Smith                         President and Chief Executive Officer,
                                          Director

The maximum sales commission payable to Hart Life agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for
variable insurance compensation.   Compensation is generally based on premium
payments made by policyholders or contract owners. This compensation is usually paid from the surrender charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hart Life may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hart Life out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hart Life may provide information on various topics to you and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------

The assets of the Separate Account are held by Hart Life. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hart Life. Hart Life maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hart Life's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hart Life.

                           FEDERAL TAX CONSIDERATIONS

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Right - Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.

A policy that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-    no more than 70% is represented by any two investments,

-    no more than 80% is represented by any three investments and

-    no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

                                 LEGAL PROCEEDINGS
                                 -----------------

There are no material legal proceedings pending to which the Separate Account is a party.

                                   LEGAL MATTERS
                                   -------------

Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hart Life, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hart Life.

                                      EXPERTS
                                      -------

The audited statutory financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hart Life Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Deanne Osgood, FSA, MAAA, Vice President and Director of Individual Annuity Product Management for Hart Life, and are included in reliance upon her opinion as to their reasonableness.

                               REGISTRATION STATEMENT
                               ----------------------

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hart Life, and the Policies.

                                     APPENDIX A

               SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK


If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

          Account Value: The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

     The following definition is added:

          Fixed Account: Part of the General Account of Hart Life to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

          Loan Account: An account in Hart Life's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":

                                 THE FIXED ACCOUNT

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE

FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account," New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hart Life. Hart Life invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hart Life currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Hart Life reserves the right to credit a lower minimum interest rate according to state law. Hart Life may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.

The following language is added to the section of the Prospectus entitled "Deductions and Charges - - Administrative Charges":

     No Administrative Charge is deducted from Account Value in the Fixed
Account.

The following language is added to the section of the Prospectus entitled "Deductions and Charges - - Mortality and Expense Risk Charge":

     No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.

The following separate sections are added to the section of the Prospectus entitled "Policy Benefits":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Account, Hart Life will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hart Life received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last
Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly
Activity Date), the Account Value of the Fixed Account equals the Account
Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS

Hart Life reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hart Life will pay interest at the Fixed Account Minimum Credited Interest Rate.

                                     APPENDIX B

                             ILLUSTRATIONS OF BENEFITS
                             -------------------------

The tables in Appendix B illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.52% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.52% described above) of -0.52%, 5.48% and 11.48%, respectively.

The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hart Life will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hart Life will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00%  (11.48% NET)

                              CURRENT CHARGES*               GUARANTEED CHARGES**
             PREMIUM          ---------------                ------------------
 END OF    ACCUMULATED              CASH                             CASH
CONTRACT  AT 5% INTEREST  ACCOUNT SURRENDER   DEATH       ACCOUNT  SURRENDER   DEATH
  YEAR      PER YEAR       VALUE    VALUE    BENEFIT       VALUE     VALUE    BENEFIT
  ----      --------       -----    -----    -------       -----     -----    -------
        1     10,500      10,889     9,864    44,053       10,807    9,784    44,053
        2     11,025      11,824    10,807    44,053       11,650   10,637    44,053
        3     11,576      12,842    11,837    44,053       12,566   11,566    44,053
        4     12,155      13,951    13,112    44,053       13,561   12,727    44,053
        5     12,763      15,158    14,339    44,053       14,643   13,830    44,053

        6     13,401      16,473    15,878    44,053       15,821   15,233    44,053
        7     14,071      17,904    17,340    44,053       17,103   16,544    44,053
        8     14,775      19,463    19,135    44,053       18,499   18,176    44,053
        9     15,513      21,160    20,877    44,053       20,020   19,740    44,053
       10     16,289      23,008    22,978    44,053       21,680   21,650    44,053

       11     17,103      25,221    25,191    44,053       23,686   23,656    44,053
       12     17,959      27,651    27,621    44,053       25,903   25,873    44,053
       13     18,856      30,324    30,294    44,053       28,360   28,330    44,053
       14     19,799      33,284    33,254    45,932       31,090   31,060    44,053
       15     20,789      36,552    36,522    48,979       34,126   34,096    45,728

       16     21,829      40,149    40,119    52,193       37,482   37,452    48,726
       17     22,920      44,096    44,066    56,443       41,165   41,135    52,691
       18     24,066      48,428    48,398    61,019       45,207   45,177    56,960
       19     25,270      53,181    53,181    65,944       49,641   49,611    61,555
       20     26,533      58,431    58,431    71,286       54,509   54,509    66,501

       21     27,860      64,197    64,197    77,036       59,888   59,888    71,865
       22     29,253      70,511    70,511    83,908       65,779   65,779    78,276
       23     30,715      77,427    77,427    91,363       72,230   72,230    85,230
       24     32,251      84,999    84,999    99,448       79,294   79,294    92,773
       25     33,864      93,298    93,298   108,226       87,028   87,028   100,952
       35     55,160     237,475   237,475   251,723      221,367  221,367   234,648


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.48% NET)

                              CURRENT CHARGES*               GUARANTEED CHARGES**
             PREMIUM          ---------------                ------------------
 END OF    ACCUMULATED              CASH                             CASH
CONTRACT  AT 5% INTEREST  ACCOUNT SURRENDER   DEATH       ACCOUNT  SURRENDER   DEATH
  YEAR      PER YEAR       VALUE    VALUE    BENEFIT       VALUE     VALUE    BENEFIT
  ----      --------       -----    -----    -------       -----     -----    -------
      1      10,500       10,303    9,291     44,053       10,221    9,211    44,053
      2      11,025       10,584    9,592     44,053       10,407    9,419    44,053
      3      11,576       10,873    9,903     44,053       10,588    9,623    44,053
      4      12,155       11,171   10,374     44,053       10,763    9,971    44,053
      5      12,763       11,479   10,705     44,053       10,930   10,163    44,053

      6      13,401       11,795   11,247     44,053       11,086   10,546    44,053
      7      14,071       12,121   11,601     44,053       11,230   10,716    44,053
      8      14,775       12,458   12,165     44,053       11,358   11,071    44,053
      9      15,513       12,804   12,542     44,053       11,465   11,206    44,053
     10      16,289       13,160   13,130     44,053       11,548   11,518    44,053

     11      17,103       13,637   13,607     44,053       11,699   11,669    44,053
     12      17,959       14,132   14,102     44,053       11,823   11,793    44,053
     13      18,856       14,645   14,615     44,053       11,917   11,887    44,053
     14      19,799       15,179   15,149     44,053       11,976   11,946    44,053
     15      20,789       15,733   15,703     44,053       11,992   11,962    44,053

     16      21,829       16,309   16,279     44,053       11,958   11,928    44,053
     17      22,920       16,906   16,876     44,053       11,864   11,834    44,053
     18      24,066       17,527   17,497     44,053       11,698   11,668    44,053
     19      25,270       18,172   18,142     44,053       11,446   11,416    44,053
     20      26,533       18,842   18,812     44,053       11,091   11,061    44,053

     25      33,864       22,598   22,568     44,053        7,068    7,038    44,053
     35      55,160       32,620   32,590     44,053         -       -        44,053


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00%  (-0.52% NET)

                              CURRENT CHARGES*               GUARANTEED CHARGES**
             PREMIUM          ---------------                ------------------
 END OF    ACCUMULATED              CASH                             CASH
CONTRACT  AT 5% INTEREST  ACCOUNT SURRENDER   DEATH       ACCOUNT  SURRENDER   DEATH
  YEAR      PER YEAR       VALUE    VALUE    BENEFIT       VALUE     VALUE    BENEFIT
  ----      --------       -----    -----    -------       -----     -----    -------
      1      10,500       9,717     8,739   44,053         9,634      8,665    44,053
      2      11,025       9,412     8,488   44,053         9,233      8,326    44,053
      3      11,576       9,116     8,243   44,053         8,826      7,980    44,053
      4      12,155       8,829     8,137   44,053         8,412      7,751    44,053
      5      12,763       8,550     7,900   44,053         7,988      7,379    44,053

      6      13,401       8,278     7,834   44,053         7,553      7,146    44,053
      7      14,071       8,015     7,604   44,053         7,104      6,736    44,053
      8      14,775       7,758     7,534   44,053         6,636      6,440    44,053
      9      15,513       7,509     7,310   44,053         6,146      5,977    44,053
     10      16,289       7,267     7,237   44,053         5,629      5,599    44,053

     11      17,103       7,089     7,059   44,053         5,126      5,096    44,053
     12      17,959       6,914     6,884   44,053         4,583      4,553    44,053
     13      18,856       6,743     6,713   44,053         3,998      3,968    44,053
     14      19,799       6,575     6,545   44,053         3,364      3,334    44,053
     15      20,789       6,411     6,381   44,053         2,673      2,643    44,053

     16      21,829       6,250     6,220   44,053         1,917      1,887    44,053
     17      22,920       6,092     6,062   44,053         1,086      1,056    44,053
     18      24,066       5,938     5,908   44,053           165        135    44,053
     19      25,270       5,787     5,757   44,053          -         -        44,053
     20      26,533       5,639     5,609   44,053          -         -        44,053

     21      27,860       5,494     5,464   44,053          -         -        44,053
     22      29,253       5,351     5,321   44,053          -         -        44,053
     23      30,715       5,212     5,182   44,053          -         -        44,053
     24      32,251       5,076     5,046   44,053          -         -        44,053
     25      33,864       4,942     4,912   44,053          -         -        44,053
     35      55,160       3,749     3,719   44,053          -         -        44,053


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00%  (11.48% NET)

                              CURRENT CHARGES*               GUARANTEED CHARGES**
             PREMIUM          ---------------                ------------------
 END OF    ACCUMULATED              CASH                             CASH
CONTRACT  AT 5% INTEREST  ACCOUNT SURRENDER   DEATH       ACCOUNT  SURRENDER   DEATH
  YEAR      PER YEAR       VALUE    VALUE    BENEFIT       VALUE     VALUE    BENEFIT
  ----      --------       -----    -----    -------       -----     -----    -------
     1       10,500      10,522     9,742    44,053      10,435      9,655    44,053
     2       11,025      11,499    10,719    44,053      11,315     10,535    44,053
     3       11,576      12,570    11,790    44,053      12,277     11,497    44,053
     4       12,155      13,743    13,113    44,053      13,330     12,700    44,053
     5       12,763      15,030    14,400    44,053      14,483     13,853    44,053

     6       13,401      16,439    16,009    44,053      15,747     15,317    44,053
     7       14,071      17,985    17,555    44,053      17,134     16,704    44,053
     8       14,775      19,678    19,448    44,053      18,655     18,425    44,053
     9       15,513      21,534    21,304    44,053      20,326     20,096    44,053
    10       16,289      23,568    23,538    44,053      22,164     22,134    44,053

    11       17,103      25,837    25,807    44,053      24,226     24,196    44,053
    12       17,959      28,327    28,297    44,053      26,507     26,477    44,053
    13       18,856      31,074    31,044    44,124      29,035     29,005    44,053
    14       19,799      34,116    34,086    47,079      31,846     31,816    44,053
    15       20,789      37,466    37,436    50,204      34,966     34,936    46,854

    16       21,829      41,153    41,123    53,499      38,405     38,375    49,927
    17       22,920      45,201    45,171    57,856      42,180     42,150    53,990
    18       24,066      49,642    49,612    62,548      46,322     46,292    58,365
    19       25,270      54,515    54,515    67,598      50,867     50,867    63,075
    20       26,533      59,897    59,897    73,073      55,889     55,889    68,184

    21       27,860      65,807    65,807    78,968      61,404     61,404    73,684
    22       29,253      72,280    72,280    86,012      67,444     67,444    80,257
    23       30,715      79,368    79,368    93,654      74,058     74,058    87,388
    24       32,251      87,130    87,130   101,942      81,301     81,301    95,121
    25       33,864      95,638    95,638   110,940      89,230     89,230   103,507
    35       55,160     243,430   243,430   258,036     226,970    226,970   240,588


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED


ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  6.00%   (5.48% NET)

                              CURRENT CHARGES*               GUARANTEED CHARGES**
             PREMIUM          ---------------                ------------------
 END OF    ACCUMULATED              CASH                             CASH
CONTRACT  AT 5% INTEREST  ACCOUNT SURRENDER   DEATH       ACCOUNT  SURRENDER   DEATH
  YEAR      PER YEAR       VALUE    VALUE    BENEFIT       VALUE     VALUE    BENEFIT
  ----      --------       -----    -----    -------       -----     -----    -------
     1      10,500         9,955    9,179    44,053        9,869     9,098   44,053
     2      11,025        10,293    9,513    44,053       10,106     9,326   44,053
     3      11,576        10,642    9,862    44,053       10,343     9,563   44,053
     4      12,155        11,005   10,375    44,053       10,577     9,947   44,053
     5      12,763        11,381   10,751    44,053       10,806    10,176   44,053

     6      13,401        11,771   11,341    44,053       11,030    10,600   44,053
     7      14,071        12,176   11,746    44,053       11,246    10,816   44,053
     8      14,775        12,595   12,365    44,053       11,449    11,219   44,053
     9      15,513        13,030   12,800    44,053       11,638    11,408   44,053
    10      16,289        13,481   13,451    44,053       11,807    11,777   44,053

    11      17,103        13,970   13,940    44,053       11,972    11,942   44,053
    12      17,959        14,477   14,447    44,053       12,112    12,082   44,053
    13      18,856        15,004   14,974    44,053       12,223    12,193   44,053
    14      19,799        15,552   15,522    44,053       12,300    12,270   44,053
    15      20,789        16,120   16,090    44,053       12,336    12,306   44,053

    16      21,829        16,711   16,681    44,053       12,323    12,293   44,053
    17      22,920        17,324   17,294    44,053       12,253    12,223   44,053
    18      24,066        17,961   17,931    44,053       12,113    12,083   44,053
    19      25,270        18,623   18,593    44,053       11,889    11,859   44,053
    20      26,533        19,310   19,280    44,053       11,566    11,536   44,053

    21      27,860        20,023   19,993    44,053       11,127    11,097   44,053
    22      29,253        20,764   20,734    44,053       10,553    10,523   44,053
    23      30,715        21,534   21,504    44,053        9,822     9,792   44,053
    24      32,251        22,333   22,303    44,053        8,907     8,877   44,053
    25      33,864        23,163   23,133    44,053        7,773     7,743   44,053
    35      55,160        33,445   33,415    44,053        -         -       44,053


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED


ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  0.00%   (-0.52% NET)

                              CURRENT CHARGES*               GUARANTEED CHARGES**
             PREMIUM          ---------------                ------------------
 END OF    ACCUMULATED              CASH                             CASH
CONTRACT  AT 5% INTEREST  ACCOUNT SURRENDER   DEATH       ACCOUNT  SURRENDER   DEATH
  YEAR      PER YEAR       VALUE    VALUE    BENEFIT       VALUE     VALUE    BENEFIT
  ----      --------       -----    -----    -------       -----     -----    -------
     1      10,500        9,389    8,655   44,053         9,302     8,575    44,053
     2      11,025        9,153    8,437   44,053         8,966     8,264    44,053
     3      11,576        8,923    8,223   44,053         8,620     7,944    44,053
     4      12,155        8,697    8,145   44,053         8,264     7,738    44,053
     5      12,763        8,477    7,938   44,053         7,895     7,391    44,053

     6      13,401        8,261    7,900   44,053         7,511     7,180    44,053
     7      14,071        8,050    7,698   44,053         7,109     6,794    44,053
     8      14,775        7,844    7,657   44,053         6,685     6,522    44,053
     9      15,513        7,642    7,459   44,053         6,236     6,082    44,053
    10      16,289        7,444    7,414   44,053         5,758     5,728    44,053

    11      17,103        7,262    7,232   44,053         5,254     5,224    44,053
    12      17,959        7,084    7,054   44,053         4,711     4,681    44,053
    13      18,856        6,909    6,879   44,053         4,125     4,095    44,053
    14      19,799        6,738    6,708   44,053         3,491     3,461    44,053
    15      20,789        6,571    6,541   44,053         2,800     2,770    44,053

    16      21,829        6,406    6,376   44,053         2,045     2,015    44,053
    17      22,920        6,246    6,216   44,053         1,214     1,184    44,053
    18      24,066        6,088    6,058   44,053           294       264    44,053
    19      25,270        5,934    5,904   44,053         -         -         -
    20      26,533        5,783    5,753   44,053         -         -         -

    21      27,860        5,635    5,605   44,053         -         -         -
    22      29,253        5,490    5,460   44,053         -         -         -
    23      30,715        5,348    5,318   44,053         -         -         -
    24      32,251        5,208    5,178   44,053         -         -         -
    25      33,864        5,072    5,042   44,053         -         -         -
    35      55,160        3,854    3,824   44,053         -         -         -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00%   (11.48% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
     1        10,500       10,889       9,864    34,014     10,762       9,740     34,014
     2        11,025       11,824      10,807    34,014     11,556      10,545     34,014
     3        11,576       12,842      11,837    34,014     12,421      11,424     34,014
     4        12,155       13,951      13,112    34,014     13,366      12,535     34,014
     5        12,763       15,158      14,339    34,014     14,397      13,587     34,014

     6        13,401       16,473      15,878    34,014     15,524      14,938     34,014
     7        14,071       17,904      17,340    34,014     16,755      16,199     34,014
     8        14,775       19,463      19,135    34,014     18,100      17,779     34,014
     9        15,513       21,160      20,877    34,014     19,571      19,292     34,014
    10        16,289       23,008      22,978    34,014     21,184      21,154     34,014

    11        17,103       25,222      25,192    34,014     23,145      23,115     34,014
    12        17,959       27,673      27,643    34,014     25,332      25,302     34,014
    13        18,856       30,414      30,384    35,888     27,782      27,752     34,014
    14        19,799       33,436      33,406    39,119     30,528      30,498     35,717
    15        20,789       36,757      36,727    42,638     33,557      33,527     38,926

    16        21,829       40,407      40,377    46,468     36,887      36,857     42,419
    17        22,920       44,431      44,401    50,206     40,557      40,527     45,829
    18        24,066       48,868      48,838    54,243     44,605      44,575     49,511
    19        25,270       53,769      53,769    58,607     49,074      49,044     53,491
    20        26,533       59,169      59,169    64,494     53,971      53,971     58,827

    21        27,860       65,112      65,112    70,321     59,391      59,391     64,142
    22        29,253       71,656      71,656    76,672     65,360      65,360     69,935
    23        30,715       78,822      78,822    84,339     71,897      71,897     76,929
    24        32,251       86,722      86,722    91,925     79,103      79,103     83,848
    25        33,864       95,369      95,369   101,090     86,989      86,989     92,208
    35        55,160      243,428     243,428   255,599    218,768     218,768    229,706


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00%    (5.48% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
     1       10,500        10,303      9,291     34,014       10,176      9,167   34,014
     2       11,025        10,584      9,592     34,014       10,314      9,328   34,014
     3       11,576        10,873      9,903     34,014       10,445      9,482   34,014
     4       12,155        11,171     10,374     34,014       10,568      9,780   34,014
     5       12,763        11,479     10,705     34,014       10,682      9,919   34,014

     6       13,401        11,795     11,247     34,014       10,784     10,246   34,014
     7       14,071        12,121     11,601     34,014       10,868     10,357   34,014
     8       14,775        12,458     12,165     34,014       10,930     10,645   34,014
     9       15,513        12,804     12,542     34,014       10,961     10,703   34,014
    10       16,289        13,160     13,130     34,014       10,955     10,925   34,014

    11       17,103        13,637     13,607     34,014       10,999     10,969   34,014
    12       17,959        14,132     14,102     34,014       11,004     10,974   34,014
    13       18,856        14,645     14,615     34,014       10,966     10,936   34,014
    14       19,799        15,179     15,149     34,014       10,880     10,850   34,014
    15       20,789        15,733     15,703     34,014       10,739     10,709   34,014

    16       21,829        16,309     16,279     34,014       10,527     10,497   34,014
    17       22,920        16,906     16,876     34,014       10,226     10,196   34,014
    18       24,066        17,527     17,497     34,014        9,811      9,781   34,014
    19       25,270        18,172     18,142     34,014        9,250      9,220   34,014
    20       26,533        18,842     18,812     34,014        8,507      8,477   34,014

    21       27,860        19,537     19,507     34,014        7,543      7,513   34,014
    22       29,253        20,259     20,229     34,014        6,312      6,282   34,014
    23       30,715        21,010     20,980     34,014        4,755      4,725   34,014
    24       32,251        21,789     21,759     34,014        2,799      2,769   34,014
    25       33,864        22,598     22,568     34,014          340        310   34,014
    35       55,160        32,620     32,590     34,250         -          -      34,014


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00%     (-0.52% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
      1      10,500         9,717      8,739    34,014        9,590      8,625    34,014
      2      11,025         9,412      8,488    34,014        9,142      8,243    34,014
      3      11,576         9,116      8,243    34,014        8,686      7,852    34,014
      4      12,155         8,829      8,137    34,014        8,221      7,575    34,014
      5      12,763         8,550      7,900    34,014        7,746      7,155    34,014

      6      13,401         8,278      7,834    34,014        7,257      6,864    34,014
      7      14,071         8,015      7,604    34,014        6,749      6,398    34,014
      8      14,775         7,758      7,534    34,014        6,214      6,029    34,014
      9      15,513         7,509      7,310    34,014        5,644      5,487    34,014
     10      16,289         7,267      7,237    34,014        5,034      5,004    34,014

     11      17,103         7,089      7,059    34,014        4,415      4,385    34,014
     12      17,959         6,914      6,884    34,014        3,741      3,711    34,014
     13      18,856         6,743      6,713    34,014        3,007      2,977    34,014
     14      19,799         6,575      6,545    34,014        2,209      2,179    34,014
     15      20,789         6,411      6,381    34,014        1,337      1,307    34,014

     16      21,829         6,250      6,220    34,014          373        343    34,014
     17      22,920         6,092      6,062    34,014         -         -          -
     18      24,066         5,938      5,908    34,014         -         -          -
     19      25,270         5,787      5,757    34,014         -         -          -
     20      26,533         5,639      5,609    34,014         -         -          -

     21      27,860         5,494      5,464    34,014         -         -          -
     22      29,253         5,351      5,321    34,014         -         -          -
     23      30,715         5,212      5,182    34,014         -         -          -
     24      32,251         5,076      5,046    34,014         -         -          -
     25      33,864         4,942      4,912    34,014         -         -          -
     35      55,160         3,749      3,719    34,014         -         -          -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00%   (11.48% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
     1       10,500         10,522      9,742    34,014        10,388     9,608     34,014
     2       11,025         11,499     10,719    34,014        11,217    10,437     34,014
     3       11,576         12,570     11,790    34,014        12,126    11,346     34,014
     4       12,155         13,743     13,113    34,014        13,125    12,495     34,014
     5       12,763         15,030     14,400    34,014        14,224    13,594     34,014

     6       13,401         16,439     16,009    34,014        15,433    15,003     34,014
     7       14,071         17,985     17,555    34,014        16,765    16,335     34,014
     8       14,775         19,678     19,448    34,014        18,231    18,001     34,014
     9       15,513         21,534     21,304    34,014        19,847    19,617     34,014
    10       16,289         23,568     23,538    34,014        21,633    21,603     34,014

    11       17,103         25,840     25,810    34,014        23,651    23,621     34,014
    12       17,959         28,369     28,339    34,014        25,902    25,872     34,014
    13       18,856         31,187     31,157    36,800        28,425    28,395     34,014
    14       19,799         34,286     34,256    40,114        31,243    31,213     36,554
    15       20,789         37,693     37,663    43,723        34,345    34,315     39,839

    16       21,829         41,437     41,407    47,652        37,753    37,723     43,416
    17       22,920         45,563     45,533    51,486        41,510    41,480     46,906
    18       24,066         50,115     50,115    55,627        45,654    45,624     50,675
    19       25,270         55,174     55,174    60,139        50,229    50,229     54,750
    20       26,533         60,716     60,716    66,180        55,275    55,275     60,249

    21       27,860         66,814     66,814    72,159        60,826    60,826     65,692
    22       29,253         73,529     73,529    78,676        66,940    66,940     71,625
    23       30,715         80,883     80,883    86,544        73,634    73,634     78,788
    24       32,251         88,989     88,989    94,328        81,014    81,014     85,874
    25       33,864         97,862     97,862   103,733        89,091    89,091     94,436
    35       55,160        249,791    249,791   262,280       224,055   224,055    235,257


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00%   (5.48% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
      1      10,500         9,955      9,179    34,014         9,822      9,056    34,014
      2      11,025        10,293      9,513    34,014        10,010      9,230    34,014
      3      11,576        10,642      9,862    34,014        10,194      9,414    34,014
      4      12,155        11,005     10,375    34,014        10,374      9,744    34,014
      5      12,763        11,381     10,751    34,014        10,549      9,919    34,014

      6      13,401        11,771     11,341    34,014        10,715     10,285    34,014
      7      14,071        12,176     11,746    34,014        10,867     10,437    34,014
      8      14,775        12,595     12,365    34,014        11,002     10,772    34,014
      9      15,513        13,030     12,800    34,014        11,110     10,880    34,014
     10      16,289        13,481     13,451    34,014        11,187     11,157    34,014

     11      17,103        13,970     13,940    34,014        11,246     11,216    34,014
     12      17,959        14,477     14,447    34,014        11,267     11,237    34,014
     13      18,856        15,004     14,974    34,014        11,247     11,217    34,014
     14      19,799        15,552     15,522    34,014        11,181     11,151    34,014
     15      20,789        16,120     16,090    34,014        11,061     11,031    34,014

     16      21,829        16,711     16,681    34,014        10,874     10,844    34,014
     17      22,920        17,324     17,294    34,014        10,600     10,570    34,014
     18      24,066        17,961     17,931    34,014        10,215     10,185    34,014
     19      25,270        18,623     18,593    34,014         9,689      9,659    34,014
     20      26,533        19,310     19,280    34,014         8,987      8,957    34,014

     21      27,860        20,023     19,993    34,014         8,070      8,040    34,014
     22      29,253        20,764     20,734    34,014         6,894      6,864    34,014
     23      30,715        21,534     21,504    34,014         5,403      5,373    34,014
     24      32,251        22,333     22,303    34,014         3,525      3,495    34,014
     25      33,864        23,163     23,133    34,014         1,159      1,129    34,014
     35      55,160        33,445     33,415    35,117          -         -        34,014



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  0.00%  (-0.52% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
     1        10,500        9,389      8,655     34,014        9,256    8,532     34,014
     2        11,025        9,153      8,437     34,014        8,871    8,176     34,014
     3        11,576        8,923      8,223     34,014        8,475    7,809     34,014
     4        12,155        8,697      8,145     34,014        8,067    7,553     34,014
     5        12,763        8,477      7,938     34,014        7,644    7,156     34,014

     6        13,401        8,261      7,900     34,014        7,204    6,886     34,014
     7        14,071        8,050      7,698     34,014        6,742    6,442     34,014
     8        14,775        7,844      7,657     34,014        6,249    6,094     34,014
     9        15,513        7,642      7,459     34,014        5,718    5,574     34,014
    10        16,289        7,444      7,414     34,014        5,142    5,112     34,014

    11        17,103        7,262      7,232     34,014        4,524    4,494     34,014
    12        17,959        7,084      7,054     34,014        3,850    3,820     34,014
    13        18,856        6,909      6,879     34,014        3,117    3,087     34,014
    14        19,799        6,738      6,708     34,014        2,320    2,290     34,014
    15        20,789        6,571      6,541     34,014        1,449    1,419     34,014

    16        21,829        6,406      6,376     34,014          486      456     34,014
    17        22,920        6,246      6,216     34,014         -       -           -
    18        24,066        6,088      6,058     34,014         -       -           -
    19        25,270        5,934      5,904     34,014         -       -           -
    20        26,533        5,783      5,753     34,014         -       -           -

    21        27,860        5,635      5,605     34,014         -       -           -
    22        29,253        5,490      5,460     34,014         -       -           -
    23        30,715        5,348      5,318     34,014         -       -           -
    24        32,251        5,208      5,178     34,014         -       -           -
    25        33,864        5,072      5,042     34,014         -       -           -
    35        55,160        3,854      3,824     34,014         -       -           -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  12.00%   (11.48% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
     1       10,500        10,889      9,864     20,001       10,676     9,656     20,001
     2       11,025        11,824     10,807     20,001       11,375    10,368     20,001
     3       11,576        12,842     11,837     20,001       12,137    11,145     20,001
     4       12,155        13,951     13,112     20,001       12,974    12,149     20,001
     5       12,763        15,158     14,339     20,001       13,898    13,095     20,001

     6       13,401        16,473     15,878     20,001       14,928    14,349     20,001
     7       14,071        17,904     17,340     20,231       16,085    15,534     20,001
     8       14,775        19,468     19,141     21,609       17,398    17,081     20,001
     9       15,513        21,184     20,901     23,090       18,901    18,623     20,601
    10       16,289        23,040     23,010     25,113       20,553    20,523     22,402

    11       17,103        25,264     25,234     27,285       22,534    22,504     24,336
    12       17,959        27,713     27,683     29,653       24,714    24,684     26,443
    13       18,856        30,386     30,356     32,513       27,093    27,063     28,989
    14       19,799        33,332     33,302     35,331       29,716    29,686     31,498
    15       20,789        36,554     36,524     38,746       32,577    32,547     34,531

    16       21,829        40,105     40,075     42,110       35,739    35,709     37,525
    17       22,920        43,988     43,958     46,187       39,188    39,158     41,147
    18       24,066        48,251     48,221     50,663       42,944    42,914     45,091
    19       25,270        52,929     52,929     55,575       47,029    46,999     49,380
    20       26,533        58,097     58,097     61,001       51,465    51,465     54,038

    21       27,860        63,770     63,770     66,958       56,309    56,309     59,124
    22       29,253        69,996     69,996     73,496       61,556    61,556     64,633
    23       30,715        76,831     76,831     80,672       67,232    67,232     70,593
    24       32,251        84,333     84,333     88,549       73,367    73,367     77,035
    25       33,864        92,568     92,568     97,196       79,989    79,989     83,988
    35       55,160       235,194    235,194    237,546      197,049   197,049    199,019



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  6.00%  (5.48% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
      1       10,500       10,303      9,291     20,001      10,087      9,080    20,001
      2       11,025       10,584      9,592     20,001      10,118      9,135    20,001
      3       11,576       10,873      9,903     20,001      10,118      9,161    20,001
      4       12,155       11,171     10,374     20,001      10,082      9,301    20,001
      5       12,763       11,479     10,705     20,001      10,005      9,249    20,001

      6       13,401       11,795     11,247     20,001       9,875      9,351    20,001
      7       14,071       12,121     11,601     20,001       9,682      9,192    20,001
      8       14,775       12,458     12,165     20,001       9,409      9,144    20,001
      9       15,513       12,804     12,542     20,001       9,037      8,804    20,001
     10       16,289       13,160     13,130     20,001       8,543      8,513    20,001

     11       17,103       13,637     13,607     20,001       7,970      7,940    20,001
     12       17,959       14,132     14,102     20,001       7,217      7,187    20,001
     13       18,856       14,645     14,615     20,001       6,243      6,213    20,001
     14       19,799       15,179     15,149     20,001       4,990      4,960    20,001
     15       20,789       15,733     15,703     20,001       3,380      3,350    20,001

     16       21,829       16,309     16,279     20,001       1,300      1,270    20,001
     17       22,920       16,906     16,876     20,001        -         -          -
     18       24,066       17,527     17,497     20,001        -         -          -
     19       25,270       18,172     18,142     20,001        -         -          -
     20       26,533       18,842     18,812     20,001        -         -          -

     21       27,860       19,537     19,507     20,513        -         -          -
     22       29,253       20,259     20,229     21,272        -         -          -
     23       30,715       21,010     20,980     22,060        -         -          -
     24       32,251       21,789     21,759     22,878        -         -          -
     25       33,864       22,598     22,568     23,727        -         -          -
     35       55,160       32,647     32,617     32,973        -         -          -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  0.00%  (-0.52% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
      1      10,500        9,717       8,739    20,001        9,499      8,543    20,001
      2      11,025        9,412       8,488    20,001        8,932      8,054    20,001
      3      11,576        9,116       8,243    20,001        8,325      7,525    20,001
      4      12,155        8,829       8,137    20,001        7,669      7,064    20,001
      5      12,763        8,550       7,900    20,001        6,954      6,420    20,001

      6      13,401        8,278       7,834    20,001        6,167      5,828    20,001
      7      14,071        8,015       7,604    20,001        5,290      5,009    20,001
      8      14,775        7,758       7,534    20,001        4,301      4,163    20,001
      9      15,513        7,509       7,310    20,001        3,171      3,069    20,001
     10      16,289        7,267       7,237    20,001        1,869      1,839    20,001

     11      17,103        7,089       7,059    20,001          367        337    20,001
     12      17,959        6,914       6,884    20,001        -         -           -
     13      18,856        6,743       6,713    20,001        -         -           -
     14      19,799        6,575       6,545    20,001        -         -           -
     15      20,789        6,411       6,381    20,001        -         -           -

     16      21,829        6,250       6,220    20,001        -         -           -
     17      22,920        6,092       6,062    20,001        -         -           -
     18      24,066        5,938       5,908    20,001        -         -           -
     19      25,270        5,787       5,757    20,001        -         -           -
     20      26,533        5,639       5,609    20,001        -         -           -

     21      27,860        5,494       5,464    20,001        -         -           -
     22      29,253        5,351       5,321    20,001        -         -           -
     23      30,715        5,212       5,182    20,001        -         -           -
     24      32,251        5,076       5,046    20,001        -         -           -
     25      33,864        4,942       4,912    20,001        -         -           -
     35      55,160        3,749       3,719    20,001        -         -           -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  12.00%  (11.48% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
     1        10,500       10,522      9,742     20,001      10,294     9,514     20,001
     2        11,025       11,499     10,719     20,001      11,017    10,237     20,001
     3        11,576       12,570     11,790     20,001      11,810    11,030     20,001
     4        12,155       13,743     13,113     20,001      12,686    12,056     20,001
     5        12,763       15,030     14,400     20,001      13,661    13,031     20,001

     6        13,401       16,439     16,009     20,001      14,755    14,325     20,001
     7        14,071       17,985     17,555     20,322      15,992    15,562     20,001
     8        14,775       19,684     19,454     21,849      17,407    17,177     20,001
     9        15,513       21,560     21,330     23,499      19,036    18,806     20,749
    10        16,289       23,602     23,572     25,725      20,835    20,805     22,710

    11        17,103       25,881     25,851     27,951      22,844    22,814     24,671
    12        17,959       28,391     28,361     30,377      25,055    25,025     26,808
    13        18,856       31,130     31,100     33,308      27,467    27,437     29,389
    14        19,799       34,149     34,119     36,197      30,127    30,097     31,934
    15        20,789       37,450     37,420     39,696      33,028    32,998     35,010

    16        21,829       41,090     41,060     43,144      36,234    36,204     38,046
    17        22,920       45,069     45,039     47,322      39,731    39,701     41,717
    18        24,066       49,436     49,406     51,908      43,540    43,510     45,717
    19        25,270       54,230     54,230     56,942      47,682    47,652     50,066
    20        26,533       59,526     59,526     62,501      52,181    52,181     54,789

    21        27,860       65,338     65,338     68,604      57,092    57,092     59,946
    22        29,253       71,718     71,718     75,303      62,411    62,411     65,531
    23        30,715       78,720     78,720     82,656      68,167    68,167     71,575
    24        32,251       86,407     86,407     90,727      74,387    74,387     78,106
    25        33,864       94,844     94,844     99,586      81,101    81,101     85,155
    35        55,160      240,978    240,978    243,387     199,788   199,788    201,785


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  6.00%   (5.48% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
     1        10,500        9,955      9,179    20,001        9,726      8,966    20,001
     2        11,025       10,293      9,513    20,001        9,797      9,032    20,001
     3        11,576       10,642      9,862    20,001        9,839      9,071    20,001
     4        12,155       11,005     10,375    20,001        9,849      9,228    20,001
     5        12,763       11,381     10,751    20,001        9,819      9,200    20,001

     6        13,401       11,771     11,341    20,001        9,740      9,320    20,001
     7        14,071       12,176     11,746    20,001        9,600      9,186    20,001
     8        14,775       12,595     12,365    20,001        9,384      9,167    20,001
     9        15,513       13,030     12,800    20,001        9,073      8,861    20,001
    10        16,289       13,481     13,451    20,001        8,643      8,613    20,001

    11        17,103       13,970     13,940    20,001        8,083      8,053    20,001
    12        17,959       14,477     14,447    20,001        7,346      7,316    20,001
    13        18,856       15,004     14,974    20,001        6,391      6,361    20,001
    14        19,799       15,552     15,522    20,001        5,161      5,131    20,001
    15        20,789       16,120     16,090    20,001        3,580      3,550    20,001

    16        21,829       16,711     16,681    20,001        1,536      1,506    20,001
    17        22,920       17,324     17,294    20,001        -         -           -
    18        24,066       17,961     17,931    20,001        -         -           -
    19        25,270       18,623     18,593    20,001        -         -           -
    20        26,533       19,310     19,280    20,275        -         -           -

    21        27,860       20,023     19,993    21,024        -         -           -
    22        29,253       20,764     20,734    21,802        -         -           -
    23        30,715       21,534     21,504    22,610        -         -           -
    24        32,251       22,333     22,303    23,449        -         -           -
    25        33,864       23,163     23,133    24,321        -         -           -
    35        55,160       33,473     33,443    33,807        -         -           -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                               SINGLE LIFE OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  0.00%  (-0.52% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
      1      10,500         9,389      8,655    20,001        9,158      8,441    20,001
      2      11,025         9,153      8,437    20,001        8,646      7,968    20,001
      3      11,576         8,923      8,223    20,001        8,090      7,454    20,001
      4      12,155         8,697      8,145    20,001        7,482      7,003    20,001
      5      12,763         8,477      7,938    20,001        6,810      6,372    20,001

      6      13,401         8,261      7,900    20,001        6,062      5,790    20,001
      7      14,071         8,050      7,698    20,001        5,220      4,981    20,001
      8      14,775         7,844      7,657    20,001        4,259      4,144    20,001
      9      15,513         7,642      7,459    20,001        3,153      3,060    20,001
     10      16,289         7,444      7,414    20,001        1,867      1,837    20,001

     11      17,103         7,262      7,232    20,001          365        335    20,001
     12      17,959         7,084      7,054    20,001        -         -           -
     13      18,856         6,909      6,879    20,001        -         -           -
     14      19,799         6,738      6,708    20,001        -         -           -
     15      20,789         6,571      6,541    20,001        -         -           -

     16      21,829         6,406      6,376    20,001        -         -           -
     17      22,920         6,246      6,216    20,001        -         -           -
     18      24,066         6,088      6,058    20,001        -         -           -
     19      25,270         5,934      5,904    20,001        -         -           -
     20      26,533         5,783      5,753    20,001        -         -           -

     21      27,860         5,635      5,605    20,001        -         -           -
     22      29,253         5,490      5,460    20,001        -         -           -
     23      30,715         5,348      5,318    20,001        -         -           -
     24      32,251         5,208      5,178    20,001        -         -           -
     25      33,864         5,072      5,042    20,001        -         -           -
     35      55,160         3,854      3,824    20,001        -         -           -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  12.00%  (11.48% NET)

                                  CURRENT CHARGES*                GUARANTEED CHARGES**
             PREMIUM              ---------------                 ------------------
 END OF    ACCUMULATED                 CASH                              CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR      PER YEAR        VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----      --------        -----      -----    -------       -----      -----    -------
     1      10,500        10,957      9,930     45,872       10,957      9,930   45,872
     2      11,025        11,966     10,947     45,872       11,966     10,947   45,872
     3      11,576        13,064     12,055     45,872       13,064     12,055   45,872
     4      12,155        14,259     13,415     45,872       14,259     13,415   45,872
     5      12,763        15,558     14,734     45,872       15,558     14,734   45,872

     6      13,401        16,972     16,372     45,872       16,972     16,372   45,872
     7      14,071        18,509     17,940     45,872       18,509     17,940   45,872
     8      14,775        20,179     19,848     45,872       20,179     19,848   45,872
     9      15,513        21,995     21,710     45,872       21,995     21,710   45,872
    10      16,289        23,969     23,939     45,872       23,969     23,939   45,872

    11      17,103        26,328     26,298     45,872       26,328     26,298   45,872
    12      17,959        28,923     28,893     45,872       28,923     28,893   45,872
    13      18,856        31,784     31,754     45,872       31,784     31,754   45,872
    14      19,799        34,948     34,918     45,872       34,948     34,918   45,872
    15      20,789        38,459     38,429     45,872       38,459     38,429   45,872

    16      21,829        42,358     42,328     48,711       42,358     42,328   48,711
    17      22,920        46,659     46,629     52,724       46,659     46,629   52,724
    18      24,066        51,398     51,398     57,051       51,398     51,398   57,051
    19      25,270        56,656     56,656     61,754       56,656     56,656   61,754
    20      26,533        62,423     62,423     68,041       62,423     62,423   68,041

    21      27,860        68,767     68,767     74,268       68,767     68,767   74,268
    22      29,253        75,748     75,748     81,050       75,748     75,748   81,049
    23      30,715        83,394     83,394     89,231       83,394     83,394   89,231
    24      32,251        91,814     91,814     97,323       91,814     91,814   97,323
    25      33,864       101,030    101,030    107,091      101,030    101,030  107,091
    35      55,160       260,810    260,810    273,850      254,329    254,329  267,045


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  6.00%  (5.48% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
      1        10,500      10,367      9,354    45,872        10,367      9,354    45,872
      2        11,025      10,710      9,716    45,872        10,710      9,716    45,872
      3        11,576      11,057     10,084    45,872        11,057     10,084    45,872
      4        12,155      11,408     10,607    45,872        11,408     10,607    45,872
      5        12,763      11,760     10,983    45,872        11,760     10,983    45,872

      6        13,401      12,111     11,560    45,872        12,111     11,560    45,872
      7        14,071      12,466     11,942    45,872        12,460     11,936    45,872
      8        14,775      12,832     12,537    45,872        12,801     12,507    45,872
      9        15,513      13,209     12,946    45,872        13,130     12,867    45,872
     10        16,289      13,598     13,568    45,872        13,441     13,411    45,872

     11        17,103      14,113     14,083    45,872        13,839     13,809    45,872
     12        17,959      14,648     14,618    45,872        14,215     14,185    45,872
     13        18,856      15,204     15,174    45,872        14,562     14,532    45,872
     14        19,799      15,783     15,753    45,872        14,871     14,841    45,872
     15        20,789      16,385     16,355    45,872        15,134     15,104    45,872

     16        21,829      17,012     16,982    45,872        15,335     15,305    45,872
     17        22,920      17,663     17,633    45,872        15,456     15,426    45,872
     18        24,066      18,341     18,311    45,872        15,474     15,444    45,872
     19        25,270      19,045     19,015    45,872        15,358     15,328    45,872
     20        26,533      19,778     19,748    45,872        15,072     15,042    45,872

     21        27,860      20,541     20,511    45,872        14,576     14,546    45,872
     22        29,253      21,334     21,304    45,872        13,822     13,792    45,872
     23        30,715      22,159     22,129    45,872        12,751     12,721    45,872
     24        32,251      23,016     22,986    45,872        11,289     11,259    45,872
     25        33,864      23,909     23,879    45,872         9,334      9,304    45,872
     35        55,160      35,059     35,029    45,872          -         -        45,872


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  0.00%   (-0.52% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
      1        10,500      9,777      8,794      45,872        9,777      8,794    45,872
      2        11,025      9,523      8,589      45,872        9,523      8,589    45,872
      3        11,576      9,267      8,379      45,872        9,267      8,379    45,872
      4        12,155      9,005      8,300      45,872        9,005      8,300    45,872
      5        12,763      8,737      8,074      45,872        8,737      8,074    45,872

      6        13,401      8,473      8,020      45,872        8,460      8,007    45,872
      7        14,071      8,216      7,796      45,872        8,170      7,752    45,872
      8        14,775      7,966      7,737      45,872        7,863      7,637    45,872
      9        15,513      7,723      7,519      45,872        7,534      7,334    45,872
     10        16,289      7,486      7,456      45,872        7,174      7,144    45,872

     11        17,103      7,314      7,284      45,872        6,834      6,804    45,872
     12        17,959      7,146      7,116      45,872        6,445      6,415    45,872
     13        18,856      6,980      6,950      45,872        6,000      5,970    45,872
     14        19,799      6,818      6,788      45,872        5,487      5,457    45,872
     15        20,789      6,659      6,629      45,872        4,895      4,865    45,872

     16        21,829      6,502      6,472      45,872        4,204      4,174    45,872
     17        22,920      6,349      6,319      45,872        3,390      3,360    45,872
     18        24,066      6,199      6,169      45,872        2,422      2,392    45,872
     19        25,270      6,051      6,021      45,872        1,258      1,228    45,872
     20        26,533      5,907      5,877      45,872         -         -          -

     21        27,860      5,765      5,735      45,872         -         -          -
     22        29,253      5,625      5,595      45,872         -         -          -
     23        30,715      5,489      5,459      45,872         -         -          -
     24        32,251      5,355      5,325      45,872         -         -          -
     25        33,864      5,224      5,194      45,872         -         -          -
     35        55,160      4,039      4,009      45,872         -         -          -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  12.00%  (11.48% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
      1      10,500       10,587      9,807    45,872        10,587      9,807      45,872
      2      11,025       11,636     10,856    45,872        11,636     10,856      45,872
      3      11,576       12,785     12,005    45,872        12,785     12,005      45,872
      4      12,155       14,044     13,414    45,872        14,044     13,414      45,872
      5      12,763       15,423     14,793    45,872        15,423     14,793      45,872

      6      13,401       16,934     16,504    45,872        16,934     16,504      45,872
      7      14,071       18,588     18,158    45,872        18,588     18,158      45,872
      8      14,775       20,399     20,169    45,872        20,399     20,169      45,872
      9      15,513       22,382     22,152    45,872        22,382     22,152      45,872
     10      16,289       24,555     24,525    45,872        24,555     24,525      45,872

     11      17,103       26,979     26,949    45,872        26,979     26,949      45,872
     12      17,959       29,647     29,617    45,872        29,647     29,617      45,872
     13      18,856       32,591     32,561    45,872        32,591     32,561      45,872
     14      19,799       35,849     35,819    45,872        35,849     35,819      45,872
     15      20,789       39,465     39,435    45,872        39,465     39,435      45,872

     16      21,829       43,473     43,443    49,994        43,473     43,443      49,994
     17      22,920       47,888     47,858    54,113        47,888     47,858      54,113
     18      24,066       52,753     52,753    58,555        52,753     52,753      58,555
     19      25,270       58,150     58,150    63,383        58,150     58,150      63,383
     20      26,533       64,069     64,069    69,835        64,069     64,069      69,835

     21      27,860       70,580     70,580    76,226        70,580     70,580      76,226
     22      29,253       77,745     77,745    83,186        77,745     77,745      83,186
     23      30,715       85,593     85,593    91,584        85,593     85,593      91,584
     24      32,251       94,235     94,235    99,889        94,235     94,235      99,889
     25      33,864      103,694    103,694   109,915       103,694    103,694     109,915
     35      55,160      267,687    267,687   281,070       261,035    261,035     274,086



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00%  (5.48% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
      1        10,500      10,017      9,237    45,872        10,017     9,237    45,872
      2        11,025      10,415      9,635    45,872        10,415     9,635    45,872
      3        11,576      10,821     10,041    45,872        10,821    10,041    45,872
      4        12,155      11,236     10,606    45,872        11,236    10,606    45,872
      5        12,763      11,657     11,027    45,872        11,657    11,027    45,872

      6        13,401      12,083     11,653    45,872        12,083    11,653    45,872
      7        14,071      12,518     12,088    45,872        12,512    12,082    45,872
      8        14,775      12,970     12,740    45,872        12,940    12,710    45,872
      9        15,513      13,439     13,209    45,872        13,361    13,131    45,872
     10        16,289      13,926     13,896    45,872        13,772    13,742    45,872

     11        17,103      14,453     14,423    45,872        14,188    14,158    45,872
     12        17,959      15,002     14,972    45,872        14,582    14,552    45,872
     13        18,856      15,573     15,543    45,872        14,948    14,918    45,872
     14        19,799      16,167     16,137    45,872        15,279    15,249    45,872
     15        20,789      16,784     16,754    45,872        15,565    15,535    45,872

     16        21,829      17,426     17,396    45,872        15,792    15,762    45,872
     17        22,920      18,094     18,064    45,872        15,943    15,913    45,872
     18        24,066      18,789     18,759    45,872        15,994    15,964    45,872
     19        25,270      19,512     19,482    45,872        15,915    15,885    45,872
     20        26,533      20,264     20,234    45,872        15,672    15,642    45,872

     21        27,860      21,045     21,015    45,872        15,226    15,196    45,872
     22        29,253      21,859     21,829    45,872        14,531    14,501    45,872
     23        30,715      22,705     22,675    45,872        13,530    13,500    45,872
     24        32,251      23,584     23,554    45,872        12,152    12,122    45,872
     25        33,864      24,500     24,470    45,872        10,299    10,269    45,872
     35        55,160      35,934     35,904    45,872          -        -        45,872


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  0.00%  (-0.52% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
     1        10,500       9,447      8,709      45,872       9,447      8,709    45,872
     2        11,025       9,261      8,536      45,872       9,261      8,536    45,872
     3        11,576       9,068      8,358      45,872       9,068      8,358    45,872
     4        12,155       8,869      8,307      45,872       8,869      8,307    45,872
     5        12,763       8,660      8,111      45,872       8,660      8,111    45,872

     6        13,401       8,453      8,085      45,872       8,440      8,072    45,872
     7        14,071       8,250      7,890      45,872       8,204      7,846    45,872
     8        14,775       8,052      7,861      45,872       7,948      7,759    45,872
     9        15,513       7,857      7,670      45,872       7,667      7,484    45,872
    10        16,289       7,667      7,637      45,872       7,354      7,324    45,872

    11        17,103       7,491      7,461      45,872       7,012      6,982    45,872
    12        17,959       7,319      7,289      45,872       6,622      6,592    45,872
    13        18,856       7,150      7,120      45,872       6,175      6,145    45,872
    14        19,799       6,985      6,955      45,872       5,662      5,632    45,872
    15        20,789       6,822      6,792      45,872       5,069      5,039    45,872

    16        21,829       6,663      6,633      45,872       4,378      4,348    45,872
    17        22,920       6,507      6,477      45,872       3,565      3,535    45,872
    18        24,066       6,353      6,323      45,872       2,598      2,568    45,872
    19        25,270       6,203      6,173      45,872       1,436      1,406    45,872
    20        26,533       6,055      6,025      45,872          31          1    45,872

    21        27,860       5,911      5,881      45,872        -         -          -
    22        29,253       5,769      5,739      45,872        -         -          -
    23        30,715       5,629      5,599      45,872        -         -          -
    24        32,251       5,493      5,463      45,872        -         -          -
    25        33,864       5,359      5,329      45,872        -         -          -
    35        55,160       4,151      4,121      45,872        -         -          -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  12.00%  (11.48% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
     1        10,500        10,951     9,924     28,491        10,951    9,924     28,491
     2        11,025        11,939    10,920     28,491        11,939   10,920     28,491
     3        11,576        13,001    11,993     28,491        13,001   11,993     28,491
     4        12,155        14,145    13,303     28,491        14,142   13,299     28,491
     5        12,763        15,393    14,570     28,491        15,369   14,547     28,491

     6        13,401        16,753    16,156     28,491        16,692   16,095     28,491
     7        14,071        18,237    17,670     28,491        18,121   17,556     28,491
     8        14,775        19,855    19,526     28,491        19,671   19,343     28,491
     9        15,513        21,620    21,336     28,491        21,359   21,076     28,491
    10        16,289        23,544    23,514     28,491        23,212   23,182     28,491

    11        17,103        25,861    25,831     28,491        25,472   25,442     28,491
    12        17,959        28,456    28,426     30,448        28,021   27,991     29,982
    13        18,856        31,307    31,277     33,498        30,827   30,797     32,984
    14        19,799        34,445    34,415     36,511        33,916   33,886     35,951
    15        20,789        37,879    37,849     40,151        37,297   37,267     39,535

    16        21,829        41,663    41,633     43,746        41,023   40,993     43,074
    17        22,920        45,801    45,771     48,091        45,097   45,067     47,351
    18        24,066        50,319    50,319     52,835        49,545   49,515     52,022
    19        25,270        55,316    55,316     58,081        54,393   54,393     57,113
    20        26,533        60,808    60,808     63,848        59,702   59,702     62,687

    21        27,860        66,846    66,846     70,188        65,470   65,470     68,743
    22        29,253        73,483    73,483     77,157        71,726   71,726     75,312
    23        30,715        80,780    80,780     84,818        78,502   78,502     82,427
    24        32,251        88,801    88,801     93,240        85,830   85,830     90,121
    25        33,864        97,618    97,618    102,498        93,741   93,741     98,428
    35        55,160       251,572   251,572    254,087       232,000  232,000    234,319


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00%  (5.48% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
      1        10,500       10,361      9,348    28,491       10,361      9,348    28,491
      2        11,025       10,683      9,689    28,491       10,683      9,689    28,491
      3        11,576       10,992     10,020    28,491       10,992     10,020    28,491
      4        12,155       11,311     10,511    28,491       11,284     10,485    28,491
      5        12,763       11,640     10,865    28,491       11,554     10,780    28,491

      6        13,401       11,980     11,430    28,491       11,795     11,247    28,491
      7        14,071       12,330     11,807    28,491       11,998     11,478    28,491
      8        14,775       12,691     12,398    28,491       12,153     11,862    28,491
      9        15,513       13,064     12,801    28,491       12,244     11,984    28,491
     10        16,289       13,449     13,419    28,491       12,256     12,226    28,491

     11        17,103       13,957     13,927    28,491       12,270     12,240    28,491
     12        17,959       14,486     14,456    28,491       12,171     12,141    28,491
     13        18,856       15,036     15,006    28,491       11,934     11,904    28,491
     14        19,799       15,608     15,578    28,491       11,530     11,500    28,491
     15        20,789       16,203     16,173    28,491       10,915     10,885    28,491

     16        21,829       16,822     16,792    28,491       10,032     10,002    28,491
     17        22,920       17,466     17,436    28,491        8,797      8,767    28,491
     18        24,066       18,136     18,106    28,491        7,094      7,064    28,491
     19        25,270       18,832     18,802    28,491        4,760      4,730    28,491
     20        26,533       19,557     19,527    28,491        1,571      1,541    28,491

     21        27,860       20,310     20,280    28,491         -         -          -
     22        29,253       21,094     21,064    28,491         -         -          -
     23        30,715       21,909     21,879    28,491         -         -          -
     24        32,251       22,757     22,727    28,491         -         -          -
     25        33,864       23,639     23,609    28,491         -         -          -
     35        55,160       34,659     34,629    35,005         -         -          -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 1
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00%   (-0.52% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
     1        10,500        9,771      8,788     28,491        9,771     8,788    28,491
     2        11,025        9,496      8,564     28,491        9,496     8,564    28,491
     3        11,576        9,212      8,330     28,491        9,200     8,319    28,491
     4        12,155        8,935      8,235     28,491        8,878     8,182    28,491
     5        12,763        8,666      8,008     28,491        8,523     7,875    28,491

     6        13,401        8,404      7,954     28,491        8,126     7,690    28,491
     7        14,071        8,149      7,732     28,491        7,676     7,281    28,491
     8        14,775        7,901      7,673     28,491        7,157     6,948    28,491
     9        15,513        7,659      7,457     28,491        6,550     6,372    28,491
    10        16,289        7,424      7,394     28,491        5,831     5,801    28,491

    11        17,103        7,253      7,223     28,491        5,018     4,988    28,491
    12        17,959        7,086      7,056     28,491        4,028     3,998    28,491
    13        18,856        6,921      6,891     28,491        2,826     2,796    28,491
    14        19,799        6,760      6,730     28,491        1,363     1,333    28,491
    15        20,789        6,602      6,572     28,491         -        -          -

    16        21,829        6,447      6,417     28,491         -        -          -
    17        22,920        6,295      6,265     28,491         -        -          -
    18        24,066        6,145      6,115     28,491         -        -          -
    19        25,270        5,999      5,969     28,491         -        -          -
    20        26,533        5,855      5,825     28,491         -        -          -

    21        27,860        5,714      5,684     28,491         -        -          -
    22        29,253        5,576      5,546     28,491         -        -          -
    23        30,715        5,440      5,410     28,491         -        -          -
    24        32,251        5,307      5,277     28,491         -        -          -
    25        33,864        5,177      5,147     28,491         -        -          -
    35        55,160        4,001      3,971     28,491         -        -          -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00%  (11.48% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
      1        10,500       10,581      9,801    28,491        10,581    9,801      28,491
      2        11,025       11,609     10,829    28,491        11,609   10,829      28,491
      3        11,576       12,720     11,940    28,491        12,720   11,940      28,491
      4        12,155       13,929     13,299    28,491        13,923   13,293      28,491
      5        12,763       15,256     14,626    28,491        15,228   14,598      28,491

      6        13,401       16,713     16,283    28,491        16,645   16,215      28,491
      7        14,071       18,312     17,882    28,491        18,188   17,758      28,491
      8        14,775       20,067     19,837    28,491        19,875   19,645      28,491
      9        15,513       21,993     21,763    28,491        21,730   21,500      28,491
     10        16,289       24,109     24,079    28,491        23,785   23,755      28,491

     11        17,103       26,496     26,466    28,615        26,125   26,095      28,491
     12        17,959       29,163     29,133    31,204        28,752   28,722      30,764
     13        18,856       32,085     32,055    34,330        31,632   31,602      33,846
     14        19,799       35,301     35,271    37,419        34,803   34,773      36,890
     15        20,789       38,822     38,792    41,151        38,273   38,243      40,569

     16        21,829       42,701     42,671    44,836        42,097   42,067      44,202
     17        22,920       46,944     46,914    49,290        46,279   46,249      48,592
     18        24,066       51,575     51,575    54,153        50,844   50,844      53,386
     19        25,270       56,696     56,696    59,530        55,854   55,854      58,646
     20        26,533       62,326     62,326    65,441        61,305   61,305      64,369

     21        27,860       68,514     68,514    71,939        67,227   67,227      70,588
     22        29,253       75,317     75,317    79,082        73,651   73,651      77,333
     23        30,715       82,795     82,795    86,935        80,609   80,609      84,639
     24        32,251       91,016     91,016    95,567        88,134   88,134      92,540
     25        33,864      100,054    100,054   105,056        96,258   96,258     101,070
     35        55,160      257,849    257,849   260,427       238,227  238,227     240,608


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00%  (5.48% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
     1        10,500       10,011      9,231     28,491       10,011      9,231     28,491
     2        11,025       10,387      9,607     28,491       10,387      9,607     28,491
     3        11,576       10,756      9,976     28,491       10,754      9,974     28,491
     4        12,155       11,140     10,510     28,491       11,109     10,479     28,491
     5        12,763       11,538     10,908     28,491       11,446     10,816     28,491

     6        13,401       11,952     11,522     28,491       11,759     11,329     28,491
     7        14,071       12,382     11,952     28,491       12,040     11,610     28,491
     8        14,775       12,828     12,598     28,491       12,278     12,048     28,491
     9        15,513       13,292     13,062     28,491       12,459     12,229     28,491
    10        16,289       13,773     13,743     28,491       12,568     12,538     28,491

    11        17,103       14,294     14,264     28,491       12,606     12,576     28,491
    12        17,959       14,837     14,807     28,491       12,536     12,506     28,491
    13        18,856       15,401     15,371     28,491       12,333     12,303     28,491
    14        19,799       15,988     15,958     28,491       11,970     11,940     28,491
    15        20,789       16,598     16,568     28,491       11,405     11,375     28,491

    16        21,829       17,233     17,203     28,491       10,582     10,552     28,491
    17        22,920       17,893     17,863     28,491        9,423      9,393     28,491
    18        24,066       18,580     18,550     28,491        7,816      7,786     28,491
    19        25,270       19,294     19,264     28,491        5,607      5,577     28,491
    20        26,533       20,037     20,007     28,491        2,579      2,549     28,491

    21        27,860       20,810     20,780     28,491         -         -           -
    22        29,253       21,614     21,584     28,491         -         -           -
    23        30,715       22,450     22,420     28,491         -         -           -
    24        32,251       23,319     23,289     28,491         -         -           -
    25        33,864       24,224     24,194     28,491         -         -           -
    35        55,160       35,526     35,496     35,881         -         -           -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)


                              LAST SURVIVOR OPTION
                            POLICY OWNER OPTION: 2
                            INITIAL PREMIUM:  $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED



ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00%  (-0.52% NET)

                                 CURRENT CHARGES*                GUARANTEED CHARGES**
              PREMIUM            ---------------                 ------------------
 END OF     ACCUMULATED                 CASH                             CASH
CONTRACT  AT 5% INTEREST   ACCOUNT   SURRENDER   DEATH       ACCOUNT   SURRENDER   DEATH
  YEAR       PER YEAR       VALUE      VALUE    BENEFIT       VALUE      VALUE    BENEFIT
  ----       --------       -----      -----    -------       -----      -----    -------
      1        10,500      9,441      8,703      28,491        9,441    8,703    28,491
      2        11,025      9,233      8,510      28,491        9,233    8,510    28,491
      3        11,576      9,014      8,308      28,491        9,001    8,296    28,491
      4        12,155      8,800      8,242      28,491        8,739    8,185    28,491
      5        12,763      8,590      8,044      28,491        8,442    7,905    28,491

      6        13,401      8,384      8,019      28,491        8,099    7,745    28,491
      7        14,071      8,183      7,826      28,491        7,700    7,362    28,491
      8        14,775      7,986      7,796      28,491        7,229    7,055    28,491
      9        15,513      7,792      7,607      28,491        6,667    6,504    28,491
     10        16,289      7,603      7,573      28,491        5,990    5,960    28,491

     11        17,103      7,429      7,399      28,491        5,179    5,149    28,491
     12        17,959      7,258      7,228      28,491        4,194    4,164    28,491
     13        18,856      7,090      7,060      28,491        2,997    2,967    28,491
     14        19,799      6,926      6,896      28,491        1,541    1,511    28,491
     15        20,789      6,765      6,735      28,491         -       -          -

     16        21,829      6,606      6,576      28,491         -       -          -
     17        22,920      6,451      6,421      28,491         -       -          -
     18        24,066      6,299      6,269      28,491         -       -          -
     19        25,270      6,149      6,119      28,491         -       -          -
     20        26,533      6,003      5,973      28,491         -       -          -

     21        27,860      5,859      5,829      28,491         -       -          -
     22        29,253      5,718      5,688      28,491         -       -          -
     23        30,715      5,580      5,550      28,491         -       -          -
     24        32,251      5,444      5,414      28,491         -       -          -
     25        33,864      5,311      5,281      28,491         -       -          -
     35        55,160      4,112      4,082      28,491         -       -          -


 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                    ----------------------------------------


To the Board of Directors of
     Hart Life Insurance Company:

We have audited the accompanying statutory balance sheets of Hart Life Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life and Accident Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.





Hartford, Connecticut                                        ARTHUR ANDERSEN LLP
January 31, 2000

                           HART LIFE INSURANCE COMPANY
                    (FORMERLY ALPINE LIFE INSURANCE COMPANY)
                                 BALANCE SHEETS
                                (STATUTORY BASIS)
                                     ($000)

                                                              AS OF DECEMBER 31,
                                                            --------------------
                                                              1999         1998
                                                            -------      -------
ASSETS
      Bonds                                                 $ 7,617      $ 8,265
      Cash and Short-Term Investments                         2,723        1,791
--------------------------------------------------------------------------------
         TOTAL CASH AND INVESTED ASSETS                      10,340       10,056
--------------------------------------------------------------------------------

      Investment Income Due and Accrued                         169          199
      Other Assets                                               39          134
--------------------------------------------------------------------------------
TOTAL ASSETS                                                $10,548      $10,389
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LIABILITIES
      Payables to Affiliates                                $    75      $    65
      Federal Income Taxes Accrued                             --            132
      Other Liabilities                                           7          141
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                       82          338
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CAPITAL AND SURPLUS
      Common Stock                                            2,500        2,500
      Gross Paid-In and Contributed Surplus                   6,203        6,203
      Unassigned Funds                                        1,763        1,348
--------------------------------------------------------------------------------
         TOTAL CAPITAL AND SURPLUS                           10,466       10,051
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                      $10,548      $10,389
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 The accompanying notes are an integral part of
                   these statutory basis financial statements.

                           HART LIFE INSURANCE COMPANY
                    (FORMERLY ALPINE LIFE INSURANCE COMPANY)
                            STATEMENTS OF OPERATIONS
                                (STATUTORY BASIS)
                                     ($000)

                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
                                                                   1999               1998               1997
                                                             ---------------    ---------------    ---------------
REVENUES
    Net Investment Income                                    $           537    $           559    $           528
    Amortization of Interest Maintenance Reserve                          (7)               (25)               (50)
    Other Revenues                                                      --                 --                    2
------------------------------------------------------------------------------------------------------------------
TOTAL REVENUES                                                           530                534                480
------------------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
    General Insurance Expenses                                            18                  3               --
    Insurance Taxes, Licenses and Fees                                    51                 58                137
------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                               69                 61                137
------------------------------------------------------------------------------------------------------------------

NET GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAX EXPENSE               461                473                343
    Federal Income Tax Expense                                            57                 92                135
------------------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                                 404                381                208
------------------------------------------------------------------------------------------------------------------

    Net Realized Capital Gains, after tax                                  1               --                 --
------------------------------------------------------------------------------------------------------------------
NET INCOME                                                   $           405    $           381    $           208
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of
                   these statutory basis financial statements.

                           HART LIFE INSURANCE COMPANY
                    (FORMERLY ALPINE LIFE INSURANCE COMPANY)
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                (STATUTORY BASIS)
                                     ($000)

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                         ---------------------------------------------------
                                               1999              1998              1997
                                         ---------------   ---------------   ---------------
COMMON STOCK,
--------------------------------------------------------------------------------------------
     Beginning and End of Year           $         2,500   $         2,500   $         2,500
--------------------------------------------------------------------------------------------

GROSS PAID-IN AND CONTRIBUTED SURPLUS,
--------------------------------------------------------------------------------------------
     Beginning and End of Year                     6,203             6,203             6,203
--------------------------------------------------------------------------------------------


UNASSIGNED FUNDS
     Balance, Beginning of Year                    1,348               942               685

     Net Income                                      405               381               208
     Change in Non-Admitted Assets                    10                25                49
--------------------------------------------------------------------------------------------
     Balance, End of Year                          1,763             1,348               942
--------------------------------------------------------------------------------------------

CAPITAL AND SURPLUS,
--------------------------------------------------------------------------------------------
     End of Year                         $        10,466   $        10,051   $         9,645
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of
                   these statutory basis financial statements.

                           HART LIFE INSURANCE COMPANY
                    (FORMERLY ALPINE LIFE INSURANCE COMPANY)
                            STATEMENTS OF CASH FLOWS
                                (STATUTORY BASIS)
                                     ($000)


                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                               ----------------------------------
                                                                                 1999       1998          1997
                                                                               -------   ----------    ----------
OPERATING ACTIVITIES
      Net Investment Income                                                    $   680   $      658    $      558
                                                                               -------   ----------    ----------
        TOTAL INCOME                                                               680          658           558
                                                                               -------   ----------    ----------

      Benefits Paid                                                               --           --            (621)
      Federal Income Tax Payments                                                  213           34            84
      Other Expenses                                                                82           84           180
                                                                               -------   ----------    ----------
        TOTAL BENEFITS AND EXPENSES                                                295          118          (357)
                                                                               -------   ----------    ----------

-----------------------------------------------------------------------------------------------------------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                                    385          540           915
-----------------------------------------------------------------------------------------------------------------

INVESTING ACTIVITIES
      PROCEEDS FROM INVESTMENTS SOLD
      Bonds                                                                      2,242          150         1,345
                                                                               -------   ----------    ----------
         NET INVESTMENT PROCEEDS                                                 2,242          150         1,345
                                                                               -------   ----------    ----------

      COST OF INVESTMENTS ACQUIRED
      Bonds                                                                      1,702          153         2,581
                                                                               -------   ----------    ----------
        TOTAL INVESTMENTS ACQUIRED                                               1,702          153         2,581
                                                                               -------   ----------    ----------

-----------------------------------------------------------------------------------------------------------------
      NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES                         540           (3)       (1,236)
-----------------------------------------------------------------------------------------------------------------

FINANCING AND MISCELLANEOUS ACTIVITIES
      Net other cash provided (used)                                                 7          (55)           63
-----------------------------------------------------------------------------------------------------------------
      NET CASH PROVIDED BY (USED FOR) FINANCING AND MISCELLANEOUS ACTIVITIES         7          (55)           63
-----------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                         932          482          (258)
CASH AND SHORT-TERM INVESTMENTS,    BEGINNING OF YEAR                            1,791        1,309         1,567
-----------------------------------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS,    END OF YEAR                             $    2,723   $    1,791    $    1,309
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of
                   these statutory basis financial statements.

                           HART LIFE INSURANCE COMPANY
                    (FORMERLY ALPINE LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                                DECEMBER 31, 1999
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

1.   ORGANIZATION AND DESCRIPTION OF BUSINESS:
     -----------------------------------------

     Hart Life Insurance Company (formerly Alpine Life Insurance Company) ("Hart Life" or the "Company") is a wholly owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a direct subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. In 1999, Hart Life Insurance Company changed its name from Alpine Life Insurance Company. Hart Life is licensed in several states to sponsor variable and fixed annuities.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
     -------------------------------------------

     BASIS OF PRESENTATION
     ---------------------

     The accompanying Hart Life statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance for 1999 and 1998, respectively, and the NAIC and the New Jersey Department of Insurance for 1997. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

     Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

     The preparation of financial statements in conformity with statutory accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

     STATUTORY ACCOUNTING PRACTICES VERSUS GAAP
     ------------------------------------------

     Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

     (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

     (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

     (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

     (4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

     (5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

     (6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20-year period;

     (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

     (8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

     (9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

     (10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

     As of and for the years ended December 31, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                1999              1998               1997
     ------------------------------------------------------------------------------------------
     GAAP Net Income                      $           267    $           281    $           212

     Amortization of Goodwill                          62                 67                 62
     Deferred taxes                                    87                 59                (21)
     Interest maintenance reserve                     (10)               (25)               (50)
     Other, net                                        (1)                (1)                 5
     ------------------------------------------------------------------------------------------
     Statutory Net Income                 $           405    $           381    $           208
     ------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------

                                                     1999               1998               1997
     ------------------------------------------------------------------------------------------
     GAAP Stockholder's Equity            $        12,468    $        12,320    $        11,970

     Goodwill                                      (2,149)            (2,211)            (2,278)
     Deferred taxes                                   113                 89                 (7)
     Unrealized losses (gains) on bonds                35               (146)               (40)
     Other, net                                        (1)                (1)              --
     ------------------------------------------------------------------------------------------
     Statutory Capital and Surplus        $        10,466    $        10,051    $         9,645
     ------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------

     AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITIES FOR PREMIUM AND
     ----------------------------------------------------------------------
     OTHER DEPOSIT FUNDS
     -------------------

     Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 4.5% to 10% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

     INVESTMENTS
     -----------

     Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value.

     The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. As of December 31, 1999 and 1998, the AVR balance was immaterial. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond. The IMR balance as of December 31, 1999 and December 31, 1998 were asset balances of $1 and $10, respectively, and are reflected as non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

     CODIFICATION
     ------------

     The NAIC adopted the Codification of Statutory Accounting principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:
   ------------

     (a)  COMPONENTS OF NET INVESTMENT INCOME
     ----------------------------------------

                                                                            1999             1998            1997
     -------------------------------------------------------------------------------------------------------------
     Interest income from bonds and short-term investments                 $ 543            $ 561           $ 529
     Interest and dividends from other investments                             -                3               1
     -------------------------------------------------------------------------------------------------------------
     Gross investment income                                                 543              564             530
           Less: Investment expenses                                          (6)              (5)             (2)
     -------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME                                                 $ 537            $ 559           $ 528
     -------------------------------------------------------------------------------------------------------------

     (b)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
     ---------------------------------------------------------------------
          SHORT-TERM INVESTMENTS
          ----------------------

                                                                            1999             1998            1997
     -------------------------------------------------------------------------------------------------------------
     Gross unrealized capital gains                                          $ 5            $ 142            $ 52
     Gross unrealized capital losses                                         (39)              (1)            (12)
     -------------------------------------------------------------------------------------------------------------
     Net unrealized capital (losses) gains                                   (34)             141              40
     Balance, beginning of year                                              141               40             (56)
     -------------------------------------------------------------------------------------------------------------
     Change in net unrealized capital (losses) gains
        on bonds and short-term investments                               $ (175)           $ 101            $ 96
     -------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------

     (C)  COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
     ------------------------------------------------------

                                                                             1999            1998             1997
     --------------------------------------------------------------------------------------------------------------
     Bonds and short-term investments                                         $ 3            $ -              $ (1)
     --------------------------------------------------------------------------------------------------------------
     Realized capital gains (losses)                                            3               -               (1)
     Capital gains tax                                                          -               -                -
     --------------------------------------------------------------------------------------------------------------
     Net realized capital gains (losses)                                        3               -               (1)
        Less: amount transferred to the IMR                                     2               -               (1)
     --------------------------------------------------------------------------------------------------------------
     Net realized capital gains                                               $ 1             $ -              $ -
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------

     Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998, and 1997 resulted in proceeds of $18,822, $11,904, and $19,775, gross realized capital gains of $3 for 1999, immaterial gross realized capital gains for 1998 and 1997, before transfer to the IMR, and immaterial gross realized capital losses for 1999, 1998 and 1997.

     (D) DERIVATIVE INVESTMENTS
     --------------------------

     The Company had no significant derivative holdings as of December 31, 1999 or 1998.

     (E) CONCENTRATION OF CREDIT RISK
     --------------------------------

     Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

     (F) BONDS AND SHORT-TERM INVESTMENTS
     ------------------------------------

                                                                                     GROSS           GROSS         ESTIMATED
                                                                 AMORTIZED         UNREALIZED      UNREALIZED        FAIR
                            1999                                    COST             GAINS           LOSSES          VALUE
     -----------------------------------------------------------------------------------------------------------------------
     U.S government and government agencies and authorities:
           -Guaranteed and sponsored                             $  7,617              $ 5           $ (39)        $  7,583
     Short-term investments                                         2,144                -               -            2,144
     Certificates of deposit                                         500                 -               -             500
     -----------------------------------------------------------------------------------------------------------------------
     Total bonds and short-term investments                      $ 10,261              $ 5           $ (39)        $ 10,227
     -----------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------


                                                                                     GROSS           GROSS         ESTIMATED
                                                                 AMORTIZED         UNREALIZED      UNREALIZED        FAIR
                            1998                                    COST             GAINS           LOSSES          VALUE
     -----------------------------------------------------------------------------------------------------------------------
     U.S government and government agencies and authorities:
           -Guaranteed and sponsored                             $  8,265            $ 142            $ (1)        $  8,406
     Short-term investments                                         1,287                -               -            1,287
     Certificates of deposit                                          500                -               -              500
     -----------------------------------------------------------------------------------------------------------------------
     Total bonds and short-term investments                      $ 10,052            $ 142            $ (1)        $ 10,193
     -----------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------

     The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                          AMORTIZED           FAIR
                      MATURITY                              COST              VALUE
     --------------------------------------------------------------------------------
     One year or less                                     $  5,801          $  5,782
     Over one year through five years                        4,460             4,445
     --------------------------------------------------------------------------------
     Total                                                $ 10,261          $ 10,227
     --------------------------------------------------------------------------------

          Bonds with a carrying value of $6,815 were on deposit as of December 31, 1999 with various regulatory authorities as required.

     (G) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS
     -----------------------------------------------------------

                                                              1999                              1998
                                                    --------------------------        --------------------------
                                                                     ESTIMATED                         ESTIMATED
                                                    CARRYING           FAIR           CARRYING           FAIR
                                                     AMOUNT            VALUE           AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------
      Assets
                Bonds and short-term investments    $ 10,261         $ 10,227         $ 10,052          $10,193

     The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values.

4.   AGGREGATE RESERVES FOR FUTURE BENEFITS AND REINSURANCE
     ------------------------------------------------------

     The Company's existing life reserves consist of deferred fixed annuities and supplementary contracts. The Company cedes 100% of its insurance to Met Life Security Insurance Company of Louisiana in order to eliminate its insurance risk. Ceding this business, however, does not relieve the Company of its primary liability to its policyholders, and therefore, if the assuming reinsurer does not fulfill its obligations, the Company may suffer losses.

     There were no material reinsurance premiums assumed or ceded or reinsurance recoverables from reinsurers outstanding as of, and for the years ended December 31, 1999, 1998 or 1997.

     The effect of reinsurance on reserve for future benefit balances as of December 31, is summarized as follows:

                                                                            1999                  1998
               -----------------------------------------------------------------------------------------
               Annuities                                                  $ 27,222             $ 29,059
               Supplemental contracts                                          136                1,355
               -----------------------------------------------------------------------------------------
                                                                            27,358               30,414
               Reinsurance ceded                                           (27,358)             (30,414)
               -----------------------------------------------------------------------------------------
               Reserves for Future Benefits, net                          $   -                $   -
               -----------------------------------------------------------------------------------------

     An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 is as follows:

                                                                            % OF
                                                               AMOUNT       TOTAL
     ----------------------------------------------------------------------------
     At book value without adjustment (minimal or
     no charge or adjustment):                                $ 6,538       23.9%

     Not subject to discretionary withdrawal                   20,820       76.1%
     ----------------------------------------------------------------------------
     Total, gross                                              27,358      100.0%

     Reinsurance ceded                                         27,358      100.0%
     ----------------------------------------------------------------------------
     Total, net                                               $     -
     ----------------------------------------------------------------
     ----------------------------------------------------------------

5.   RELATED PARTY TRANSACTIONS:
     ---------------------------

     Transactions between the Company and its affiliates relate principally to tax settlements, rental and service fees, capital contributions and payments of dividends.

6.   FEDERAL INCOME TAXES:
     ---------------------

     The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

     As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997, and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997, and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes paid by the Company were $213, $34, and $84 in 1999, 1998 and 1997, respectively. The effective tax rate was 12%, 20%, and 39% in 1999, 1998 and 1997, respectively.

     The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense:

                                                           1999         1998       1997
-----------------------------------------------------------------------------------------
Tax provision at U.S. Federal Statutory rate             $    162    $    166    $    120
Amortization of goodwill                                     (113)        (81)       --
Investments and Other                                           8           7          15
-----------------------------------------------------------------------------------------
Federal income tax expense                               $     57    $     92    $    135
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

7.   CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:
     ----------------------------------------------------------

     The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $797.

8.   COMMITMENTS AND CONTINGENT LIABILITIES:
     ---------------------------------------

     The Company is involved in various legal actions, which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits, as well as other contingencies, is not considered to be material in relation to the capital and surplus of the Company.

     Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. In the opinion of management, guaranty fund assessments are not considered to be material in relation to the capital and surplus of the Company as of December 31, 1999 and 1998.

     The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.